                                                             FILE NO. 333-01741
===============================================================================


                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 13
                                     AND
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 1

                CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
                                 ACCOUNT 02
                         (Exact Name of Registrant)

                 CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                             (Name of Depositor)

             900 Cottage Grove Road, Hartford, Connecticut 06152

            (Address of Depositor's Principal Executive Offices)

              Depositor's Telephone Number, including Area Code

                               (860) 534-4100

         Mark A. Parsons, Esquire                          COPY TO:
Connecticut General Life Insurance Company        George N. Gingold, Esquire
          900 Cottage Grove Road                         P.O. Box 155
       Hartford, Connecticut 06152              West Hyannisport, MA 02672-0155
 (Name and Address of Agent for Service)

          Approximate date of proposed public offering: Continuous

 INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
              (Title and Amount of Securities Being Registered)


It is proposed that this filing will become effective:
         immediately upon filing pursuant to paragraph (b) of Rule 485
--------
         on May 1, 2003, pursuant to paragraph (b) of Rule 485
--------

   X     60 days after filing pursuant to paragraph (a) of Rule 485
--------

         on         , pursuant to paragraph (a) of Rule 485
--------    --------

CONNECTICUT GENERAL LIFE INSURANCE COMPANY                       [CIGNA LOGO]

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

    HOME OFFICE LOCATION:            MAILING ADDRESS:
    900 COTTAGE GROVE ROAD           CIGNA
    BLOOMFIELD, CONNECTICUT  06152   CORPORATE VARIABLE PRODUCTS SERVICE CENTER
                                     P.O. BOX 2975, ROUTING H14A
                                     HARTFORD, CT  06104
                                     (860) 534-4100
-------------------------------------------------------------------------------
        THE CORPORATE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
-------------------------------------------------------------------------------

     This prospectus describes a flexible premium variable life insurance contract (the "Policy") offered by Connecticut General Life Insurance Company (the "Company", "we, us our/ours"). The primary purpose of the Policy is to provide life insurance protection. It is not similar to, nor should it be compared to, a systematic investment plan of a mutual fund. The Policy is not suitable as a short-term savings vehicle.

     Policy values and, in some cases, the death benefit, varies with the investment performance of the funding options you, the purchaser, select. You assume certain risks by investing in these Policies, including the risk of losing money. THIS POLICY OR CERTAIN OF ITS INVESTMENT OPTIONS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. VARIOUS RIGHTS AND BENEFITS MAY DIFFER BETWEEN JURISDICTIONS TO MEET APPLICABLE LAW AND/OR REGULATIONS.

     Corporations and other sponsoring groups purchasing these Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

     You may choose among the following mutual funds as underlying funding options:


THE ALGER AMERICAN FUND                                      JANUS ASPEN SERIES
Alger American MidCap Growth Portfolio                       Balance Portfolio
Alger American Growth Portfolio                              Worldwide Growth Portfolio
CIGNA VARIABLE PRODUCTS GROUP                                MFS(R) VARIABLE INSURANCE TRUST(SM)
TimesSquare VP Money Market Fund                             MFS Emerging Growth Series
TimesSquare VP Core Plus Bond Fund                           MFS Total Return Series
TimesSquare VP S&P 500 Index Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST         OCC ACCUMULATION TRUST
Templeton Foreign Securities Fund-Class 1                    OCC Small Cap Portfolio
                                                             PIMCO VARIABLE INSURANCE TRUST
                                                             High Yield Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                    SCUDDER VIT FUNDS
VIP Equity-Income Portfolio                                  EAFE(R) Equity Index Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST                       Small Cap Index Fund
MidCap Value Fund                                            VANGUARD(R) VARIABLE INSURANCE FUND
                                                             Small Company Growth Portfolio

     The Policy's Fixed Account credits interest to Policy values held in that account. We guarantee the amounts in the Fixed Account and payment of certain interest. Page 19 contains additional information on the Fixed Account.

     It may not be in your best interest to replace existing insurance with this Policy. Please read this prospectus, and the underlying mutual funds' prospectuses, to understand the Policy and the risks associated with each of the underlying mutual funds.

                 KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS
    IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.
                        PROSPECTUS DATED: MAY 1, 2003

                   (THIS PAGE IS INTENTIONALLY LEFT BLANK)

                                              TABLE OF CONTENTS


                                          PAGE                                                           PAGE
                                          ----                                                           ----
Risk/Benefit Summary........................3
Annual Underlying Mutual Fund Expenses......5             Full Surrenders.................................20
Highlights..................................5                   Deferral of Payment and Transfers.........20
      Initial Choices.......................5             Lapse and Reinstatement.........................20
      Reductions and Refunds................6             Lapse of a Policy...............................20
      Expense Data..........................7             Reinstatement of a Lapsed Policy................21
The Company.................................9             Policy Loans....................................21
The Variable Account........................9             Settlement Options..............................21
      General...............................9             Additional Insurance Benefit....................21
      Substitution of Securities............9             Joint and Survivorship Benefit..................21
      Voting Rights.........................9             Other Policy Provisions.........................22
      Fund Participation Agreements.........10                  Issuance..................................22
The Funds...................................11                  Short-Term Right to Cancel the Policy.....22
Death Benefit...............................15            Policy Owner and Beneficiary....................22
      Death Benefit Options.................15            Changes of Policy Owner or Beneficiary..........23
      Changes in Death Benefit Option.......15            Right to Exchange for a Fixed Benefit
      Payment of Death Benefit..............16                  Policy....................................23
      Life Insurance Qualification Test.....16            Incontestability................................23
      Changes in Specified Amount...........16            Misstatement of Age.............................23
Premium Payments; Transfers.................17            Suicide.........................................23
      Premium Payments......................17            Nonparticipating Policies.......................23
      Allocation of Net Premium Payments....17            Additional Information..........................24
      Transfers.............................18            Tax Matters.....................................24
Cost of Insurance Charges...................18                  Taxation of the Policies..................24
The Fixed Account...........................19                  Taxation of the Company...................25
Policy Values...............................19                  Partial Surrenders........................26
      Accumulation Value....................19                  Policy Loans..............................26
      Variable Accumulation Unit Value......19                  Directors and Officers of the Company.....27
      Surrender Value.......................20                  Distribution of Policies..................28
Surrenders..................................20            Changes of Investment Policy....................28
      Partial Surrenders....................20                  Other Contracts Issued by the Company.....28
                                                                State Regulation..........................28
                                                          Reports to Policy Owners........................29
                                                          Advertising.....................................29
                                                          Legal Proceedings...............................29
                                                          Experts.........................................30
                                                          Registration Statement..........................30







 You will find certain technical terms defined on page 31 of this Prospectus.

RISK/BENEFIT SUMMARY:  BENEFITS AND RISKS


The primary purpose of this Policy is to provide life insurance protection on the life of one individual or, if a joint and survivor option is elected, two individuals (joint and survivor - see page 21). Corporations and other sponsoring groups which buy Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

Policy values and, in some cases, the death benefit, vary with the investment performance of the funding options you, the purchaser, select. The funding options currently include the Company's Fixed Account and mutual funds with widely varying investment objectives and practices (see page 11). You may reallocate Policy values among the mutual fund from time to time. A comprehensive discussion of the risks of each of those mutual funds may be found in that fund's prospectus. Policy values based on the mutual funds' performance may rise or fall. You bear the risk of poor investment performance, and may lose money. If Policy values become less than the next monthly deduction for the cost of insurance, your Policy will lapse unless an additional premium is paid.

You do have the right under the Policy to take loans using the Policy values as collateral, or to withdraw Policy values in part or in full. So long as the Policy remains a "life insurance contract" for federal tax purposes under one of two tests you select when the Policy is issued, you may make premium payments in the amounts and at times you choose. You must select one of three death benefit options offered: a varying death benefit; a level death benefit; or a level plus return of premium death benefit (see page
15). You may change your selection at a later time.

This Policy is not suitable as a short-term investment vehicle. Our administrative and sales charges at Policy issuance and from premium payments are less readily recovered in the short term. This Policy is also unlike, and should not be compared to, systematic investment plans of mutual funds. We make daily charges for our mortality and expense risks to cover possible decreasing life expectancy and unexpected increases in our administrative costs. We also charge monthly for the "cost of insurance" - the risk that an insured will die and a death benefit will be paid. These charges and benefits do not apply to direct mutual fund investments.

RISK/BENEFIT SUMMARY:  FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value among investment options.

----------------------------------------------------------------------------------------------------------------------
                                                   TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------
            CHARGE                                       AMOUNT DEDUCTED                             WHEN CHARGE IS
                                                                                                        DEDUCTED
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed     6.5% for sales expenses, premium tax and other tax liabilities    From each premium
on Premiums (Load)                                                                                 payment
                                 In addition,
                                 o   40% from each premium payment, up to the target
                                     premium, in the first policy year

                                 For increases in specified amount, other than through a change in the death benefit option, an additional 25% of the premium payment(s) attributable to the increase in specified amount up to the increase in target premium, during the first 12 months after the increase
----------------------------------------------------------------------------------------------------------------------
Administrative Expense Fee       $250                                                              At Issue
----------------------------------------------------------------------------------------------------------------------
Surrender Fees                   $25                                                               For each partial
                                                                                                   surrender
----------------------------------------------------------------------------------------------------------------------
Transfer Fees                    $25                                                               For fund
                                                                                                   transfers in
                                                                                                   excess of the
                                                                                                   free transfer
                                                                                                   limit described
                                                                                                   in the "Transfers"
                                                                                                   section of this
                                                                                                   Prospectus.
----------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio company fees and expenses.

----------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN SUB-ACCOUNT OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
                CHARGE                              AMOUNT DEDUCTED/DESCRIPTION OF COST               WHEN CHARGE IS
                                                                                                         DEDUCTED
----------------------------------------------------------------------------------------------------------------------
Cost of Insurance (1)
----------------------------------------------------------------------------------------------------------------------
         Minimum and Maximum             $0.02762 - 1.00000                                          Monthly
         Charge per $1,000 Net
         Amount at Risk
----------------------------------------------------------------------------------------------------------------------
         Charge for a 50 Year Old        $0.09225                                                    Monthly
         Male Non-smoker Insured
         per $1,000 Net Amount at
         Risk
----------------------------------------------------------------------------------------------------------------------
Maintenance Fee                          $8                                                          Monthly
----------------------------------------------------------------------------------------------------------------------
Administrative Fees                      o    Each day, 1/365 of the annual rate.  The maximum       Daily
                                              annual rate is .30% of the average daily Policy
                                              values.
                                         o    The current annual rate is .10% of the average daily
                                              Policy values.
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Fees               o    Each day, 1/365 of the annual rate.  The maximum       Daily
                                              annual rate is .90% of the average daily Policy
                                              values.
                                         The current annual rate is:
                                         o    .85% of the average daily Policy values during
                                              policy years 1-10
                                         o    .45% of the average daily Policy values during
                                              policy years 11-15
                                         o    .15% of the average daily Policy values
                                              thereafter
----------------------------------------------------------------------------------------------------------------------

(1) Actual cost of insurance charges vary based upon the individual characteristics of the insured. The cost of insurance charge shown in the table may not be representative of the charge you will pay. Please contact our Corporate Variable Products Service Center to obtain more information about the cost of insurance charge that would apply to you.

                                                                           4

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

The following table describes the underlying mutual fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the underlying mutual funds. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

                                                                  Minimum                             Maximum
                                                                  -------                             -------
 Management Fees                                                   .xx%                 --             .xx%
 Distribution  (12b-1) Fees                                        .xx%                 --             .xx%
 Other Expenses                                                    .xx%                 --             .xx%

 Total Annual Underlying Mutual Fund Operating Expenses            .xx%                 --             .xx%

HIGHLIGHTS
                              This section is an overview of key Policy features. Regulations in your state may vary the provisions of your own Policy.

INITIAL CHOICES               When purchasing a Policy, you have four important
TO BE MADE                    choices to make:

                              1) Selecting one of the three death benefit options;
                              2) Selecting the amount of premium payments to make;
                              3) Selecting how net premium payments will be allocated among the available funding options; and
                              4)    Selecting the life insurance
                                    qualification method to be used. (See
                                    page 16.)

LEVEL OR VARYING              The death benefit is the amount we pay to the
DEATH BENEFIT                 beneficiary(ies) when the Insured dies. Before
                              we pay the death benefit, we subtract any outstanding loan account balances or outstanding amounts due. We calculate the death benefit payable as of the date on which the Insured died.

                              When you purchase your Policy, you must choose one of three death benefit options:

                              1)    Option A -- a varying death benefit
                                    equal to the greater of:
                                        a) the specified amount plus the
                                           accumulation value; or
                                        b) the corridor death benefit.

                              2)    Option B-- a level death benefit equal
                                    to the greater of:
                                        a) the specified amount; or
                                        b) the corridor death benefit.

                              3) Option C -- a "return of premium" death benefit equal to the greater of:
                                        a) the specified amount plus the sum
                                           of the premiums paid; or
                                        b) the corridor death benefit.

AMOUNT OF                     When you apply for your Policy, you must
PREMIUM PAYMENT               decide how much premium to pay. You may change
                              premium payments within the limits described on page 17. However, your Policy might lapse if you don't pay enough premium to maintain a positive net accumulation value. If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy. (See page 20.)

SELECTION OF                  You must choose the fund(s) in which you want
FUNDING VEHICLE(S)            to place your net premium payment(s). For each
                              fund, we maintain a separate sub-account which invests in shares of that fund. These fund sub-accounts make up the Variable Account (see page 9). A variable sub-account is not guaranteed and will increase or decrease in value according to the particular fund's investment performance. (See pages 19 and 20.)
                              You may also choose to place part or all of your net premium payment(s) into the Fixed
                              Account.

                              Your initial premium payment will be deposited in the CIGNA Variable Products Group's Money Market Fund during the Right-to-Examine Period as described in "Short-Term Right to Cancel the Policy". (See page 22.)

REDUCTIONS AND REFUNDS

----------------------------------------------------------------------------------------------------------------------
REDUCTION OF                               Corporations or other groups or sponsoring organizations may buy Policies
CHARGES                                    on a case basis. We may reduce premium charges or any other charges where we expect that the amount or nature of the case will result in savings of sales, underwriting, administrative or other costs. Eligibility for and the amount of reduction will be determined by a number of factors, including:

                                           o Number of lives to be insured;
                                           o Total premium(s) expected to be paid;
                                           o Total assets you have under our management;
                                           o The nature of the relationship among the insured individuals;
                                           o The purpose for which the Policies are being purchased;
                                           o Expected persistency of the Policies as a whole; and
                                           o Any other circumstances we believe relevant to the expected reduction of our expenses.

                                           Some reductions may be guaranteed. Other reductions may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policy owners.

----------------------------------------------------------------------------------------------------------------------
REFUND OF PORTION OF
PREMIUM CHARGES                            Surrenders during the first two policy years will qualify for a refund of a portion of the premium charges.

                                           ---------------------------------------------------------------------------
                                                    SURRENDER
                                                     DURING                               CREDIT
                                           ---------------------------------------------------------------------------
                                                                         100% of all premium charges previously
                                           First Policy Year:            deducted in excess of 3.5% of all premiums
                                                                         paid.

                                           ---------------------------------------------------------------------------
                                                                         50% of all premium charges previously
                                           Second Policy Year:           deducted in excess of 3.5% of all premiums
                                                                         paid.

----------------------------------------------------------------------------------------------------------------------

EXPENSE DATA

The purpose of the following table is to help purchasers and prospective purchasers understand the costs and expenses that they will bear; directly and indirectly, assuming that all net premium payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the individual funds underlying the variable sub-accounts. The Mortality and Expense Risk charge shown is the currently charged rate during the first fifteen policy years. It currently declines to .15% per year in the sixteenth policy year. The Mortality and Expense Risk charge is guaranteed not to exceed .90% per year. The Administrative Expense charge shown is the currently charged rate during the first fifteen policy years. It is guaranteed not to exceed .30% per year. (Continued on page 9.)

                                                             FEE TABLE
                                                                                   SCUDDER
                      ALGER AMERICAN FUNDS                                        VIT FUNDS               FIDELITY VARIABLE
                    -------------------------     CIGNA VARIABLE PRODUCTS       ---------------        INSURANCE PRODUCTS FUND
                     SMALL    MIDCAP           ------------------------------    EAFE    SMALL    --------------------------------
                      CAP     GROWTH  GROWTH    MONEY    S&P 500     CORE       EQUITY    CAP      EQUITY-     HIGH     INVESTMENT
                     PORT-    PORT-   PORT-    MARKET     INDEX      PLUS        INDEX   INDEX     INCOME     INCOME    GRADE BOND
                     FOLIO    FOLIO   FOLIO     FUND      FUND     BOND FUND     FUND     FUND    PORTFOLIO  PORTFOLIO  PORTFOLIO
                    ------- -------- --------  -------  --------   ----------   -------  ------   ---------  ---------  ----------
SEPARATE ACCOUNT
 ANNUAL EXPENSES
Mortality and
  Expense Risk
  Charge. . . . .      0.85     0.85     0.85     0.85      0.85         0.85      0.85    0.85       0.85       0.85         0.85
Administrative
  Expense Charge.      0.10     0.10     0.10     0.10      0.10         0.10      0.10    0.10       0.10       0.10         0.10
                    ------- -------- --------  -------  --------   ----------   -------  ------   --------   --------   ----------
TOTAL SEPARATE
 ACCOUNT ANNUAL
 EXPENSES . . . .      0.95     0.95     0.95     0.95      0.95         0.95      0.95    0.95       0.95       0.95         0.95
                    ======= ======== ========  =======  ========   ==========   =======  ======   ========   ========   ==========

FUND PORTFOLIO
 ANNUAL OPERATING
 EXPENSES
Management Fees .        xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
Other Expenses. .        xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
                    ------- -------- --------  -------  --------   ----------   -------  ------   --------   --------   ----------
Total Gross
  Expenses. . . .        xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
Waivers and
  Reimbursements.        xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
                    ------- -------- --------  -------  --------   ----------   -------  ------   --------   --------   ----------
TOTAL NET FUND
 PORTFOLIO ANNUAL
 OPERATING EXPENSES      xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
                    ======= ======== ========  =======  ========   ==========   =======  ======   ========   ========   ==========


----------------------------


                                                                           7



The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the administrative expense monthly deduction of $8 or the $250 policy issue charge. It also does not reflect premium charges, administrative charges for transfers and partial surrenders, and any policy loan interest. The information set forth should be considered together with the information provided in the prospectus under the heading "Charges and Fees", and in each fund's prospectus. All expenses are expressed as a percentage of the average value of the fund's assets.


                                                      FEE TABLE (CONTINUED)

                                                                NEUBERGER
                                                                  BERMAN                                        FRANKLIN TEMPLETON
                                               MFS VARIABLE      ADVISERS                                       VARIABLE INSURANCE
                       JANUS ASPEN SERIES    INSURANCE TRUST    MANAGEMENT                                        PRODUCTS TRUST
                      --------------------  ------------------    TRUST        OCC ACCUMULATION TRUST           ------------------
                      WORLDWIDE             EMERGING   TOTAL    --------- ------------------------------------   TEMPLETON FOREIGN
                        GROWTH   BALANCED    GROWTH    RETURN   PARTNERS     EQUITY      MANAGED     SMALL CAP    SECURITIES FUND
                      PORTFOLIO  PORTFOLIO  PORTFOLIO  SERIES   PORTFOLIO PORTFOLIO(6) PORTFOLIO(6)  PORTFOLIO        CLASS 1
                      ---------- ---------  --------- --------  --------- ------------ ------------  ---------   -----------------
SEPARATE ACCOUNT
 ANNUAL EXPENSES
Mortality and
  Expense Risk
  Charge. . . . .           0.85     0.85       0.85      0.85     0.85       0.85         0.85         0.85            0.85
Administrative
  Expense Charge.           0.10     0.10       0.10      0.10     0.10       0.10         0.10         0.10            0.10
                      ---------- --------   --------  --------  -------   --------     --------      -------        --------
TOTAL SEPARATE
 ACCOUNT ANNUAL
 EXPENSES  . . . .           0.95     0.95       0.95      0.95     0.95       0.95         0.95         0.95            0.95
                      ========== ========   ========  ========  =======   ========     ========      =======        ========

FUND PORTFOLIO
 ANNUAL OPERATING
 EXPENSES
Management Fees .             xx       xx         xx        xx       xx         xx           xx           xx              xx
Other Expenses. .             xx       xx         xx        xx       xx         xx           xx           xx              xx
                      ---------- --------   --------  --------  -------   --------     --------      -------        --------
Total Gross
  Expenses. . . .             xx       xx         xx        xx       xx         xx           xx           xx              xx
Waivers and
  Reimbursements.             xx       xx         xx        xx       xx         xx           xx           xx              xx
                      ---------- --------   --------  --------  -------   --------     --------      -------        --------
TOTAL NET FUND
 PORTFOLIO ANNUAL
 OPERATING EXPENSES           xx       xx         xx        xx       xx         xx           xx           xx              xx
                      ========== ========   ========  ========  =======   ========     ========     ========        ========

----------------------

THE COMPANY

                  The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

                  The Company's Home Office mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-534-4100.

THE VARIABLE
ACCOUNT
                  CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors.

                  Under Connecticut law, the assets of the Variable Account attributable to the policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

                  The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net assets value, and monies necessary to pay for deductions, charges, transfers, and surrenders from the Variable Account are raised by selling shares of funds at net issue value.

                  The Variable Account is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account or our management, investment practices, or policies.

                  We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                  GENERAL

                  We can give you no assurance that the investment objective of any of the funds will be met. You will bear the complete investment risk for accumulation values allocated to a sub-account. Inherent investment risk varies significantly among the sub-accounts, but is present in each. You should read each fund's prospectus carefully and understand the funds' relative degrees of risk before making or changing investment choices. We impose some terms and conditions limiting such choices.

                  SUBSTITUTION OF SECURITIES

                  If the shares of any fund should no longer be available to the Variable Account or if, in our judgment, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, we may substitute shares of another fund. We will make no substitution of securities in any sub-account without prior approval of the Commission and under such requirements as it may impose.

                  VOTING RIGHTS

                  We will vote the shares of each fund held in the Variable Account at special meetings of the shareholders of the particular Trust. We will follow written instructions received from persons having the voting interest in the Variable Account. We will vote the shares for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions. The Trusts do not hold regular meetings of shareholders.

                  The number of shares that you have a right to vote will be determined as of a date chosen by the appropriate Trust but not more than sixty (60) days prior to the meeting of that Trust. We will solicit voting instructions by written communication at least fourteen (14) days prior to the meeting.

                  Each fund's shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through our separate accounts and the separate accounts of other life insurance companies and, in some cases, qualified plans. The Trusts' managements do not see any disadvantage to you arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both ours and other life insurance companies' separate accounts. Nevertheless, the Trusts' boards intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they should take in response. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

                  FUND PARTICIPATION AGREEMENTS

                  We have entered into agreements with various Trusts and their advisers or distributors. Under these agreements, we make the funds available under the policies and perform certain administrative services. In some cases, the advisers or distributors may compensate us for these services.

THE FUNDS

Each of the seventeen sub-accounts of the Variable Account currently offered under the Policies is invested solely in the shares of one of the seventeen funds now available as funding vehicles under the Policies. Each fund has a different investment objective. Each of the funds is a series of (Continued on Page 12.)

----------------------------------------------------------------------------------------------------------------------
  Trusts, Investment Advisers, and Distributors                    Funds Available under the Policies

----------------------------------------------------------------------------------------------------------------------
Alger American Fund ("Alger Trust")                 Alger American MidCap Growth Portfolio
Managed by:
    Fred Alger Management, Inc.                     Alger American Growth Portfolio
    111 Fifth Avenue, 2nd Floor
    New York, NY  10003
Distributed by:
    Fred Alger & Company, Incorporated
    30 Montgomery Street
    Jersey City, NJ  07302
----------------------------------------------------------------------------------------------------------------------
CIGNA Variable Products Group ("CIGNA Group")       TimesSquare VP Money Market Fund
Managed by:
    TimesSquare Capital Management, Inc.            TimesSquare VP Core Plus Bond Fund
    280 Trumbull Street
    Hartford, CT  06103                             TimesSquare VP S&P 500 Index(R) Fund
Distributed by:
    CIGNA Financial Services, Inc.
    280 Trumbull Street
    Hartford, CT  06103
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Funds                                   Scudder VIT EAFE(R) Equity Index Fund
("Scudder VIT")
Managed by:
    Deutsche Asset Management, Inc.                 Scudder VIT Small Cap Index Fund
    280 Park Avenue
    New York, NY 10017
Distributed by:
    Provident Distributors, Inc.
    4400 Four Falls Corporate Center
    West Conshohocken, PA  19428
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund           Fidelity VIP Equity-Income Portfolio
("Fidelity VIP")
Managed by:
    Fidelity Management & Research Company
    82 Devonshire Street
    Boston, MA  02109
Distributed by:
    Fidelity Distributors Corporation
    82 Devonshire Street
    Boston, MA  02109
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust              MidCap Value Fund
Managed by:
    Goldman Sachs Asset Management
    32 Old Slip
    New York, NY 10005
Distributed by:
    Goldman, Sachs & Co.
    85 Broad Street
    New York, NY 10004
----------------------------------------------------------------------------------------------------------------------

one of nine entities, all Massachusetts or Delaware business trusts. Each such entity is registered as a series of an open-end management investment company under the 1940 Act. These entities are collectively referred to in this prospectus as the "Trusts".

----------------------------------------------------------------------------
            Brief Description of Each Fund's Investment Objective
----------------------------------------------------------------------------

(MID CAP STOCKS) Seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

(LARGE CAP STOCKS) Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

----------------------------------------------------------------------------

(MONEY MARKET) Seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.

(INVESTMENT GRADE BONDS) Seeks as high a level of current income as is consistent with reasonable concern for safety of principal by investing primarily in a broad range of investment grade fixed income securities.

(LARGE CAP STOCKS) Seeks to achieve its objective of long-term growth of capital by attempting to replicate the composition and total return, reduced by fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

----------------------------------------------------------------------------

(INTERNATIONAL STOCKS) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of MSCI Europe, Australasia, Far East ("EAFE(R)") Index.

(SMALL CAP STOCKS) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Russell 2001 Small Stock Index.

----------------------------------------------------------------------------

(LARGE CAP STOCKS) Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.

----------------------------------------------------------------------------

(MID CAP STOCKS) Seeks long-term growth of capital primarily through investments in mid-capitalization U.S. stocks that are believed to be undervalued or undiscovered by the marketplace.

----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
  Trusts, Investment Advisers, and Distributors                    Funds Available under the Policies

----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series ("Janus Aspen Series")           Janus Aspen Series Balanced Portfolio
Managed by:
    Janus Capital Management, LLC                   Janus Aspen Series Worldwide Growth Portfolio
    100 Fillmore Street
    Denver, CO  80206-4923
Distributed by:
    Janus Distributors Inc.
    100 Fillmore Street
    Denver, CO  80206-4923
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust ("MFS Trust")       MFS Emerging Growth Series
Managed by:
    Massachusetts Financial Services Company        MFS Total Return Series
    500 Boylston Street
    Boston, MA  02116
Distributed by:
    MFS Fund Distributors, Inc.
    500 Boylston Street
    Boston, MA  02116
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust                      High Yield Portfolio
Managed by:
    Pacific Investment Management Company LLC
    840 Newport Center Drive
    Suite 300
    Newport Beach, California  92660
Distributed by:
    PIMCO Funds Distributors LLC
    2187 Atlantic Street
    Stamford, CT  06902
----------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust ("OCC Trust")                OCC Small Cap Portfolio
Managed by:
    OpCap Advisors
    1345 Avenue of the Americas
    New York, NY  10105
Distributed by:
    OCC Distributors
    1345 Avenue of the Americas
    New York, NY  10105
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance               Templeton Foreign Securities Fund-Class 1
Products Trust ("Templeton Trust")                  (formerly Templeton International Securities Fund-Class 1)
Managed by:
    Templeton Investment Counsel, LLC
    Broward Financial Centre, Suite 2100
    Fort Lauderdale, FL  33394-3091
Distributed by:
    Franklin Templeton Distributors, Inc.
    One Franklin Parkway
    San Mateo, CA  94403
----------------------------------------------------------------------------------------------------------------------
Vanguard(R) Variable Insurance Fund                 Small Company Growth Portfolio
Managed by:
    The Vanguard Group
    PO Box 2900
    Valley Forge, PA 19482
Distributed by:
    The Vanguard Group
    PO Box 2900
    Valley Forge, PA 19482
----------------------------------------------------------------------------------------------------------------------

The TimesSquare VP Investment Grade Bond Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, MFS Total Return Series, MFS Emerging Growth Series, Janus Aspen Series Worldwide Growth Portfolio, OCC Small Cap Portfolio, and (Continued on Page 14.)

----------------------------------------------------------------------------
            Brief Description of Each Fund's Investment Objective
----------------------------------------------------------------------------

(BALANCED) Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

(GLOBAL STOCKS) Seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.


----------------------------------------------------------------------------

(LARGE CAP STOCKS). Seeks long-term growth of capital by investing primarily in common stocks of companies management believes to be early in their life cycle but which have the potential to become major enterprises.

(BALANCED OR TOTAL RETURN) Seeks primarily to obtain above average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide reasonable opportunity for growth of capital and income.


----------------------------------------------------------------------------

(HIGH YIELD BONDS) Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of assets may be invested in investment grade fixed income instruments. The average portfolio duration of which normally varies within a two to six-year time frame based on PIMCO's forecast for interest rates.


----------------------------------------------------------------------------

(SMALL CAP STOCKS) Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.


----------------------------------------------------------------------------

(INTERNATIONAL STOCKS) Seeks long-term capital growth. Invests in stocks of companies located outside the United States, including emerging markets.


----------------------------------------------------------------------------

(SMALL CAP STOCKS) Invests mainly in the stocks of smaller companies, which at the time of purchase typically have a market value of less than $1-$2 billion. These companies are considered by the Portfolio's advisers to have above-average prospects for growth, but often provide little or no dividend income.

----------------------------------------------------------------------------

Templeton Foreign Securities Fund-Class 1 portfolio seeks long-term capital growth. The portfolio will invest at least 80% of its net assets in foreign securities, including emerging markets.

We may make additional funds available from time to time.

DEATH BENEFIT
                  DEATH BENEFIT OPTIONS

                  We offer three different death benefit options. The amount payable under each is determined as of the date of the Insured's death. In this prospectus, "the Insured's death" means, for a joint and survivor policy, the death of the second Insured to die. (See page 21.) Option B will be in effect unless you elected Option A or Option C in your application for the Policy or unless a change has been allowed:

                  o Option A -- the death benefit will be the greater of the specified amount (a minimum of $50,000 as of the date of this prospectus) plus the accumulation value, or the corridor death benefit.

                  Option A provides a varying death benefit which increases or decreases over time, depending on the amount of premium you pay and the investment performance of the funds you choose.

                  o Option B -- the death benefit will be the greater of the specified amount or corridor death benefit.

                  Option B provides a level death benefit unless the corridor death benefit exceeds the specified amount.

                  o Option C -- the death benefit will be the greater of the specified amount plus the premium payments you make, or the corridor death benefit.

                  Option C provides a death benefit that increases based on premium payments.

                  Under each option the amount payable upon death will be the death benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

                  CHANGES IN DEATH BENEFIT OPTION

                  We will allow a death benefit option change upon your written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                  o The change will take effect on the monthly anniversary day following the date of receipt of the request.

                  o No change in the death benefit option may reduce the specified amount below $50,000.

                  o For changes from Option B to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                  o For changes from Option B to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                  o For changes from Option A to Option B, the new specified amount will equal the death benefit at the time of the change.

                  o For changes from Option A to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                  o For changes from Option C to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                  o For changes from Option C to Option B, the new specified amount will equal the death benefit at the time of the change.

                  PAYMENT OF DEATH BENEFIT

                  We will compute the death benefit as of the date of the Insured's death. We will pay it in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate(s)), unless you or the beneficiary have elected that all or a part of it be paid under one or more of any settlement options (see "Settlement Options") we may make available. We may delay payment of the death benefit if the Policy is being contested.

                  While the Insured is living, you may elect a settlement option, if available, for the beneficiary and deem it irrevocable by the beneficiary, or, you may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election.

                  If you assign the Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay the beneficiary any excess death benefit due as elected.

                  LIFE INSURANCE QUALIFICATION TEST

                  A Policy must satisfy either of two tests in order to qualify as a life insurance contract for tax purposes under Section 7702 of the Internal Revenue Code of 1986, as amended ("the Code"). At the time of purchase, you must choose a Policy that uses either the guideline premium/cash value corridor test or the cash value accumulation test. You cannot change the selection of the test to be used after the Policy's issue date.

                  The guideline premium/cash value corridor test restricts the maximum premiums that you may pay into a life insurance policy for a specified death benefit. In addition, the death benefit must not be less than the applicable percentage of the cash surrender value, with the applicable percentage decreasing with age. Illustrative applicable percentages are as follows:

                  o    250% through attained age 40;

                  o    150% at attained age 55;

                  o    120% at attained age 65, and

                  o    100% at attained age 95 and above.

                  o The cash value accumulation test is met if, by the terms of the contract, the cash surrender value of the contract may not at any time exceed the net single premium that would have to be paid at that time to fund future benefits.

                  See also "Tax Matters" at pages 24-27 of this prospectus.

                  CHANGES IN SPECIFIED AMOUNT

                  You may change the specified amount of a Policy by a written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                  o Satisfactory evidence of insurability and a supplemental application may be required to increase the specified amount.

                  o An increase in the specified amount, other than through a change in the death benefit option, will result in an additional 25% premium charge on premium payments attributable to the increase in specified amount up to the increase in target premium received during the 12 months following the increase.

                  o No decrease may reduce the specified amount to less than $50,000, or below the minimum required to maintain the Policy's status as life insurance under the Code.

PREMIUM
PAYMENTS;
TRANSFERS
                  PREMIUM PAYMENTS

                  The Policies provide for flexible premium payments. You select the frequency and amount of premium payments. The initial premium payment is due on the issue date and is payable in advance. The minimum payment is the amount necessary to maintain a positive net accumulation value. We reserve the right to decline any application or premium payment.

                  After the initial premium payment, you must send all premium payments directly to the Corporate Variable Products Service Center. They will be deemed received when they are actually received there.

                  You may increase, decrease, or change the frequency of premium payments.

                  PLANNED PREMIUMS are premium payments scheduled when a Policy is applied for.

                  ADDITIONAL PREMIUMS are any premium payments made ($500 minimum) in addition to planned premiums.

                  NET PREMIUM PAYMENTS are the balance of premium payments remaining after we deduct the premium charge.

                  PREMIUM INCREASES. At any time, you may increase planned premiums or pay additional premiums, but:

                  o We may request evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the accumulation value. If we request satisfactory evidence of insurability and you do not provide it, we will refund the increase in premium without interest and without participation in any underlying funding options.

                  o The total of all premium payments may not exceed the then-current maximum premium limitations established by federal law for a policy to qualify as life insurance. If, at any time, a premium payment would result in total premium payments exceeding such maximum limitation, we will only accept that portion of the payment that will make total premiums equal to the maximum. We will return, or apply as otherwise agreed, any part of the premium payment in excess of that amount and no further premium payments will be accepted until allowed by the ten-current maximum premium limitations prescribed by law.

                  o If there is any policy indebtedness, we will use any additional net premium payments first as a loan repayment. Any excess will be applied as an additional net premium payment.

                  ALLOCATION OF NET PREMIUM PAYMENTS

                  When you purchase a Policy, you must decide how to allocate net premium payments among the sub-accounts and the Fixed Account. For each sub-account, we convert the net premium payment into "accumulation units". The number of accumulation units credited to the Policy is determined by dividing the net premium payment allocated to the sub-account by the value of the accumulation unit for the sub-account. See "Policy Value -- Accumulation Value; Variable Accumulation Unit Value" at page 19 of this prospectus.

                  During the Right-to-Examine Period, we will allocate the net premium payment to the CIGNA Variable Products Group's Money Market Fund of the Variable Account. Earnings will be credited from the later of the issue date or the date the premium payment was received. We will allocate the net premium payment directly to the sub-account(s) you selected after expiration of the Right-to-Examine Period as described under "Short-Term Right to Cancel the Policy" at page 22 of this prospectus.

                  Unless you direct us otherwise, we will allocate subsequent net premium payments on the same basis as the most recent previous net premium payment as of the next valuation period after each payment is received.

                  You may change the allocation for future net premium payments at any time free of charge, effective for premium payments made more than one week after we receive notice of the new allocation.

                  TRANSFERS

                  You may transfer values ($500 minimum) at any time from one sub-account to another. You may also transfer a portion of one or more sub-accounts to the Fixed Account within 30 days prior to each policy anniversary. The transfers will be effective as of the next valuation day after your request is received by the Corporate Variable Products Service Center in good order. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account value on the most recent policy anniversary. If the Fixed Account value as of any policy anniversary is less than $5,000, however, this condition will not apply. We may further limit transfers from the Fixed Account at any time.

                  Subject to the above restrictions, for any individual policy you own, you may make up to four transfers without charge in any policy year. If you own multiple policies, you may make up to 12 transfers without charge in any policy year provided that: 1) each transfer request applies to all policies you own and 2) each transfer request is identical for all such policies in relation to the sub-accounts affected. Any value remaining in the Fixed Account or a sub-account after a transfer must be at least $500. You must make transfers in writing unless we have previously approved other arrangements. A $25 charge will be imposed for each transfer in excess of the free transfer limit stated above.

                  Overly frequent transfers or an attempt to engage in "market timing" may increase the likelihood that transactions are made at an inopportune time. This could increase costs and may result in lower performance of the underlying funds and are, therefore, discouraged.

                  Any transfer among the funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit value next determined after your written request is received at the Corporate Variable Products Service Center. The Corporate Variable Products Service Center must receive transfer requests by 4:00 p.m. Eastern Time in order for them to be effective that day. Any transfer you make that causes the remaining value of the accumulation units for a sub-account to be less than $500 will result in the remaining accumulation units being cancelled and their value reallocated proportionally among the other funding options you chose. You should carefully consider current market conditions and each fund's investment policies and related risks before you allocate money to the sub-accounts. See pages 11-14 of this prospectus.

                  We may, at our sole discretion, waive minimum balance requirements on the sub-accounts.

COST OF INSURANCE CHARGES

We make a monthly deduction from the net accumulation value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance compensates us for the anticipated cost of paying death benefits in excess of the accumulation value. It depends on the attained age, years since issue and risk class (in accordance with state law) of the insured, and the current net amount at risk.

We determine the Cost of Insurance by subtracting the accumulation value at the previous monthly anniversary day from the death benefit at the previous monthly anniversary day, and multiplying the result (the net amount at risk) by the applicable Cost of Insurance rate as determined by the Company. We base the Policy's guaranteed maximum Cost of Insurance rates for standard risks, per $1,000 net amount at risk, on the 1980 Commissioners Standard Ordinary Mortality Tables, age nearest birthday.

We deduct these monthly charges proportionately from the value of each funding option. This is accomplished for the sub-accounts by canceling accumulation units and withdrawing the value of the cancelled accumulation units from each funding option in the same proportion as the respective value have to the net accumulation value. The monthly deductions are made on the monthly anniversary day.

THE FIXED
ACCOUNT
                  The Fixed Account is funded by the assets of our General Account. Amounts held in the Fixed Account will be credited with interest at rates we declare from time to time. The minimum rate that will be credited is the lesser of 4% per year or the prevailing 30-day Treasury Bill Rate as of the last day of the preceding calendar month.

                  The Fixed Account is made up of the general assets of the Company other than those allocated to any separate account. The Fixed Account is part of our General Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor our General Account has been registered under the 1940 Act. Therefore, neither the Fixed Account nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

POLICY VALUES
                  ACCUMULATION VALUE

                  Once a Policy has been issued, we credit each net premium payment allocated to a sub-account in the form of accumulation units representing the fund in which assets of that sub-account are invested. We do so at the end of the valuation period in which the premium is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular sub-account). We determine the number of accumulation units credited by dividing the net premium payment by the value of an accumulation unit next computed after its receipt. Since each sub-account has its own accumulation unit value, a policy owner who has elected a combination of funding options will have accumulation units credited from more than one source.

                  We determine the accumulation value of a Policy by:

                  a) multiplying the total number of accumulation units
                     credited to the Policy for each applicable sub-account by its appropriate current accumulation unit value,
                  b) if a combination of sub-accounts is elected, totaling
                     the resulting values, and
                  c) adding any values attributable to the General Account
                     (i.e., the Fixed Account value and the loan account value).

                  The number of accumulation units we credit to a Policy will not be changed by any subsequent change in the value of an accumulation unit. Such value may vary from valuation period to valuation period to reflect the investment experience of the fund used in a particular sub-account.

                  The Fixed Account value reflects amounts allocated to the Fixed Account through payment of premiums or transfers from the Variable Account. The Fixed Account value is guaranteed; however, there is no assurance that the Variable Account value of the Policy will equal or exceed the net premium payments allocated to the Variable Account.

                  We will tell you at least annually how many accumulation units are credited to the Policy, the current accumulation unit values, and your interest in: (a) the Variable Account value, (b) the Fixed Account value, and (c) the loan account value.

                  Accumulation value will be affected by monthly deductions.

                  VARIABLE ACCUMULATION UNIT VALUE

                  We determine the value of a variable accumulation unit for any valuation period by multiplying that unit's value for the immediately preceding valuation period by the net investment factor for the current period for the appropriate sub-account.

                  We determine the net investment factor separately for each sub-account by dividing (a) by (b) and subtracting (c) from the results, where:

                  (a) Equals the net asset value per share of the fund held
                      in the sub-account at the end of a valuation period.

                      o plus the per share amount of any distribution declared by the fund if the "ex-dividend" date is during the valuation period;

                      o plus or minus taxes or provisions for taxes, if any, attributable to the operation of the sub-account during the valuation period.

                  (b) Equals the net asset value per share of the fund held
                      in the sub-account at the beginning of that valuation period.
                  (c) Equals the daily charges for mortality and expense
                      risk and for administrative expenses, multiplied by the number of days in the valuation period.

                  SURRENDER VALUE

                  The surrender value of a Policy is the amount you can receive in cash by surrendering the Policy. All or part of the surrender value may be applied to one or more of any settlement options that we might make available through a rider attached to the Policy.

SURRENDERS
                  PARTIAL SURRENDERS

                  You can make a partial surrender at any time by writing us at the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. We will charge a $25 transaction fee for any partial surrenders. For more information, see the "Additional Information -- Partial Surrenders" section on page 26.

                  FULL SURRENDERS

                  You may make a full surrender at any time. We will pay the surrender value next computed after receiving your written request at the Corporate Variable Products Service Center in a form satisfactory to us. We usually pay any portion derived from the Variable Account within seven days of receipt of your request.

                  DEFERRAL OF PAYMENT AND TRANSFERS

                  We may postpone payment of the surrendered amount from the Variable Account when the New York Stock Exchange is closed and for such other periods as the Commission may require. We may defer payment or transfer from the Fixed Account for a period not greater than six months. If we exercise our right to defer such payments or transfers, interest will be added as required by law.

LAPSE AND
REINSTATEMENT
                  LAPSE OF A POLICY

                  A lapse occurs if a monthly deduction is greater than the net accumulation value and no payment to cover the monthly deduction is made within the grace period. We will send you a lapse notice at least 31 days before the grace period expires.

                  Depending on the investment performance of the funding options, the net accumulation value may be insufficient to keep this Policy in force, particularly if you have taken any loans or made any partial surrenders. In that event, it may be necessary for you to make an additional premium payment.

                  REINSTATEMENT OF A LAPSED POLICY

                  You can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, we require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deduction plus 12 additional monthly deductions.

POLICY LOANS
                  You may take a loan against the Policy for up to 90% of the then current net accumulation value. A policy loan requires that you complete a loan agreement and assign the Policy to us. For more information on policy loans see the "Additional Information -- Policy Loans" section on page 26.

SETTLEMENT OPTIONS
                  We may pay proceeds in the form of settlement options through the addition of a rider. A settlement option may be selected:

                  o at the beneficiary's election upon the Insured's death, or

                  o    while the Insured is alive, upon your election.

                  You may request, in writing, to elect, change, or revoke a settlement option before payments begin. Your request must in a form satisfactory to us and will take effect upon its receipt at the Corporate Variable Products Service Center. After the first payment, all payments will be made on the first day of each month.

                  Examples of possible settlement options are:

                  o FIRST OPTION -- Payments for a stated number of years.

                  o SECOND OPTION -- Payments for the lifetime of the payee, guaranteed for a specified number of months.

                  o THIRD OPTION -- Payment of interest annually on the sum left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                  o FOURTH OPTION -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.

                  o ADDITIONAL OPTIONS -- Policy proceeds may also be settled under any other method of settlement we offer at the time the request is made.

ADDITIONAL INSURANCE BENEFIT
                  We can issue the Policy with an additional insurance benefit as a portion of the total death benefit. The benefit provides annually renewable term insurance on the life of the Insured. We exclude this benefit from the specified amount when calculating the charges and fees for the Policy and when calculating the target premium.

                  We add the cost of the benefit to the monthly deduction. The cost is dependent on the attained age, years since issue, risk class and gender classification. We may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed Cost of Insurance rate for the benefit for that policy year.

                  The benefit allows you to increase the insurance protection under the Policy.

JOINT AND SURVIVORSHIP BENEFIT
                  We can issue the Policy with a joint and survivorship rider. The rider would enable us to issue the Policy on the lives of two Insureds and to pay the death benefit upon the death of the second of two Insureds to die. If you elect to add this benefit to your Policy, you should:

                  o interpret any reference in this prospectus to the "death of the Insured", or "the Insured's death", or similar context as "the death of the second of the two Insureds to die";

                  o interpret any discussions in this prospectus of the features of the Policy allowed "while the Insured is alive", or "during the lifetime of the Insured", or similar context as allowed "while at least one of the Insureds is alive".

                  Other sections of this prospectus that would be affected by the addition of this benefit are:

                  o Incontestability (see Page 23): The Policy or increase must be in force for two (2) years during the lifetime of each Insured.

                  o Misstatement of Age (see Page 23): By reason of the rider the provision relates to either Insured.

                  o Suicide (see Page 23): By reason of the rider the provision relates to either Insured.

                  The cost of the rider is reflected in the monthly Cost of Insurance rates. Those rates are based on the attained age, years since issue, risk class and gender classification of each person insured. We use an actuarial formula that reflects one-alive and both-alive probabilities to determine the Cost of Insurance rates. No other charges and fees for the Policy will change as a result of the addition of the joint and survivorship rider.

OTHER POLICY PROVISIONS

                  ISSUANCE

                  We will only issue a Policy upon receipt of satisfactory evidence of insurability and, generally, only where the Insured is below age 75.

                  SHORT-TERM RIGHT TO CANCEL THE POLICY

                  You may return a Policy for cancellation and a full refund of premium within 10 days after you receive it, unless state law is otherwise. We will hold the initial premium payment made when the Policy is issued in the CIGNA Variable Products Money Market Fund of the Variable Account. We will not allocate it to any other variable sub-accounts, even if you have so directed, until:

                  o the fifteenth day after we mail you the Policy, if the state law Right-to-Examine Period is 10 days after you receive the Policy.

                  o the twenty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 20 days, or

                  o the thirty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 30 days.

                  If you return the Policy for cancellation in a timely fashion, we will usually pay the refund of premiums, without interest, within seven days of your notice of cancellation. We may delay refund of premiums paid by check until the check clears.

                  POLICY OWNER AND BENEFICIARY

                  The policy owner and beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any. While the Insured is living, all rights in the Policy are vested in the policy owner.

                  If the policy owner is other than the Insured and dies before the Insured, the policy owners rights in the Policy belong to the policy owner's estate.

                  If any beneficiary predeceases the Insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. We will pay multiple beneficiaries in equal shares, unless otherwise provided. We will pay the death proceeds to the policy owner or the policy owner's executor(s), administrator(s), or assigns if no named beneficiary survives the Insured.

                  CHANGES OF POLICY OWNER OR BENEFICIARY

                  You may name a new policy owner or beneficiary(ies) while the Insured is living by written request on a form satisfactory to us. You must submit the form to the Corporate Variable Products Service Center where we will record it. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change of policy owner.

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

                  You may, within the first two policy years, exchange the Policy for a flexible premium adjustable life insurance policy offered by our Corporate Insurance Department at that time. The benefits for the new policy will not vary with the investment experience of a separate account. You must elect the exchange within 24 months from the Policy's issue date. We will not require evidence of insurability for the exchange.

                  Under the new policy:

                  o The policy owner, the Insured, and the beneficiary will be the same as those under the exchanged Policy on the effective date of the exchange.

                  o The death benefit on the exchange date will not be more than the death benefit of the original Policy immediately prior to the exchange date.

                  o The issue date and issue age will be the same as that of the original Policy.

                  o The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy.

                  o Any indebtedness on the original Policy will be transferred.

                  INCONTESTABILITY

                  We will not contest payment of the death proceeds based on the initial specified amount after the Policy has been in force, during the Insured's lifetime, for two years from the date of issue. For any increase in specified amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force, during the Insured's lifetime, for two years from its effective date.

                  MISSTATEMENT OF AGE

                  We will adjust the death benefit and accumulation value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary.

                  SUICIDE

                  If the Insured dies by suicide, while sane or insane, within two years from the issue date, we will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                  NONPARTICIPATING POLICIES

                  These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

ADDITIONAL INFORMATION

                  TAX MATTERS

                  The following discussion is general and is not intended as tax advice. You should consult counsel and other competent advisers for more complete information. This discussion is based on our understanding of federal income tax laws as the Internal Revenue Service currently interprets them. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                  TAXATION OF THE POLICIES

                  For contracts issued after December 31, 1984, section 7702 of the Code provides a definition that must be met in order for the contract to qualify as a life insurance contract for federal tax purposes. Under this section, either a cash value test or a guideline premium/cash value corridor test must be satisfied. For contracts that meet the definition of section 7702, the income credited to the contract is not taxed until it is distributed; and, even then, it is only taxed to the extent that the amount distributed exceeds the investment in the contract. A policy loan is not treated as a distribution for this purpose. In addition, the death proceeds payable upon the death of the insured are excluded from the gross income of the beneficiary under section 101 of the Code. We will test Policies for compliance with section 7702 and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies qualify as life insurance contracts. As a result, the federal taxation of a Policy should be the same as described above.

                  A life insurance contract issued on or after June 21, 1988, will become a modified endowment contract if the amount of premiums paid for the contract exceeds limits set out in section 7702A of the Code. Under these rules, a life insurance contract becomes a modified endowment contract if the total premiums paid during the first seven years exceed the amount that would have been paid if the contract provided for paid up benefits after seven level annual premiums. Generally, amounts distributed from a modified endowment contract, including amounts paid out as the result of a full surrender, a partial surrender, or a loan, are taxable to the extent that the cash value of the contract immediately before the distribution exceeds the investment in the contract. A collateral assignment or pledge of a modified endowment contract is also treated as a distribution for this purpose. In addition to the taxation of the distribution, a 10% tax penalty generally applies to the taxable portion of such distribution unless the policy owner is 59 1/2 years old or disabled when the distribution is made. The Policies offered by this prospectus may or may not be issued as modified endowment contracts, depending upon the wishes of the Policy owner. For those Policies that are not issued as modified endowment contracts, we will test them for compliance with section 7702A and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies do not become modified endowment contracts.

                  A Policy may also become a modified endowment contract as the result of a reduction in benefits or a material change as defined in section 7702A. Section 7702 also provides that if there is a reduction in benefits during the first 15 years after the life insurance contract is issued and there is a cash distribution as a result of that change, some or all of the distribution may be taxable. Because of these rules, we will monitor any additional premium payments or requested changes in the benefits under a Policy. If a premium payment or requested change would result in the Policy becoming a modified endowment contract or otherwise result in a taxable distribution, we will notify the Policy owner. In such a case, the payment will not be credited to the contract or the change will not be made until we have received verification from the Policy owner that such action should be taken.

                  Because of the limitations of the rules of sections 7702 and 7702A, it may not be advantageous to replace an existing life insurance contract that is not subject to these rules with a Policy described in this prospectus.

                  In addition to meeting the tests required by sections 7702 and 7702A, section 817(h) of the Code requires that the investments of separate accounts, such as the Variable Account, be adequately diversified. Beginning with any period for which a separate account is not adequately diversified, any variable life insurance contracts that are based upon that account are not treated as life insurance contracts for tax purposes.
                                                                          24

                  Treasury Regulation 1.817-5 generally provides that a separate account will be considered adequately diversified only if:

                  o no more than 55% of the value of the total assets of the account is represented by any one (1) investment,

                  o no more than 70% of such value is represented by any two (2) investments,

                  o no more than 80% of such value is represented by any three (3) investments, and

                  o no more than 90% of such value is represented by any four (4) investments.

                  U.S. Treasury Securities are not subject to the diversification test for variable life insurance contracts; and, to the extent that separate accounts include such securities, somewhat less stringent requirements apply. We will monitor the investments in the variable account in order to ensure that it remains adequately diversified.

                  The following may have adverse tax consequences:

                  o A total surrender or termination of the Policy by lapse;

                  o    A reduction in benefits;

                  o    A change in the specified amount;

                  o    Payment of additional premiums;

                  o    A policy loan;

                  o    A change in death benefit option;

                  o    A 1035 exchange;

                  o    The exchange of a Policy for a fixed-benefit policy;
                       or

                  o    The collateral assignment or pledge of a Policy.

                  If the amount received by the policy owner upon surrender or termination plus total policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

                  Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policy owner or beneficiary.

                  TAXATION OF THE COMPANY

                  We are taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income on the assets of the Variable Account are reinvested and taken into account in determining the value of accumulation units.

                  We do not expect to incur any federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the Variable Account.

                  We may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

                  PARTIAL SURRENDERS

                  You may make a partial surrender at any time while the Policy is in force and during the lifetime of the Insured. The request must be in writing and you will be charged a $25 transaction fee. The amount of a partial surrender may not exceed 90% of the net accumulation value at the end of the valuation period in which the election becomes or would become effective. A partial surrender may not be less than $500.

                  o    Option B and C Policies (see "Death Benefit"):

                  A partial surrender will reduce the accumulation value, death benefit and specified amount. The specified amount and accumulation value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                  o    For an Option A Policy (see "Death Benefit"):

                  A partial surrender will reduce the accumulation value and the death benefit, but it will not reduce the specified amount.

                  We will not allow the specified amount remaining in force after a partial surrender to be less than $50,000. We will not grant any request for a partial surrender that would reduce the specified amount below this amount. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we may limit the decrease to the extent necessary to meet the federal tax law requirements.

                  If, at the time of a partial surrender, the net accumulation value is attributable to more than one funding option, we will deduct the $25 transaction charge from the amount paid from the values in each funding option, unless we agree otherwise with you.

                  POLICY LOANS

                  A policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 90% of the then current net accumulation value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the "loan account value" (i.e. an amount equal to the sum of all unpaid Policy loans and loan interest). If Policy values are held in more than one funding option, withdrawals from each option will be made in proportion to the assets in each option at the time of the loan for transfer to the loan account, unless you instruct us otherwise, in writing, at the Corporate Variable Products Service Center.

                  Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and we will withdraw net interest proportionately from the values in each funding option.

                  We will credit interest on the loan account value. Our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus:

                  o .95% (guaranteed not to exceed 1.2%) during first ten policy years,

                  o .45% (guaranteed not to exceed 1.2%) during policy years 11-15, and

                  o .15% (guaranteed not to exceed 1.2%) annually thereafter.

                  In no case will the annual credited interest rate be less than 3.8%.

                  We will allocate repayments on the loan among the funding options according to current net premium payment allocations. However, we maintain the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. We will reduce the loan account value by the amount of any loan repayment.

                  A policy loan, whether or not repaid, will affect:

                  o    The proceeds payable upon the Insured's death, and

                  o    The accumulation value.

                  This is because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the accumulation value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable, depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding.

                  DIRECTORS AND OFFICERS OF THE COMPANY

                  The following persons are our Directors and Principal Officers. The address of each is 280 Trumbull Street, Hartford, CT 06103. We or our affiliates have employed each for more than five years except for Ms. O'Brien, Mr. Welch, Mr. Marks, Mr. Storrer and Ms. Cooper.

                  o Prior to April 2002, Ms. O'Brien was President and Chief Executive Officer of Catholic Healthcare West
                  o Prior to May 2002, Mr. Welch was Chairman of the Board and Chief Executive Officer of National Life Insurance Company
                  o Prior to October 2002, Mr. Marks was President and Chief Investment Officer of Allianz of America, Inc.
                  o Prior to May 2001, Mr. Storrer was Vice President of Liberty Mutual.
                  o Prior to January 1999, Ms. Cooper was an Associate Attorney with Robinson, Donovan, Madden & Barry, P.C.


                                                                                POSITIONS AND OFFICES
                                    NAME                                           WITH THE COMPANY
                  ---------------------------------------         ---------------------------------------------------
                  Patrick E. Welch                                President, Director and Chairman of the Board
                                                                  (Principal Executive Officer)
                  Michael J. Stephan                              Vice President
                                                                  (Principal Accounting Officer)
                  James Yablecki                                  Assistant Vice President and Actuary
                                                                  (Principal Financial Officer)
                  David M. Cordani                                Director and Senior Vice President
                                                                  (Chief Financial Officer)
                  Susan L. Cooper                                 Corporate Secretary
                  Terrence G. Dillon                              Secretary
                  Harold W. Albert                                Director
                  John Cannon, III                                Director, Senior Vice President,
                                                                  and Chief Counsel
                  Carol M. Olsen                                  Director and Senior Vice President
                  Scott A. Storrer                                Director and Senior Vice President
                  Richard H. Forde                                Director and Senior Vice President
                  Mary E. O'Brien                                 Director and Senior Vice President
                  Bach Mai T. Thai                                Vice President and Treasurer
                  W. Allen Schaffer, M.D.                         Director and Senior Vice President
                  Jean H. Walker                                  Director, Senior Vice President,
                                                                  and Actuary
                  David Marks                                     Director and Senior Vice President

                  DISTRIBUTION OF POLICIES

                  Licensed insurance agents will sell the Policies in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange
                  Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). We will distribute the Policies through our principal underwriter, CIGNA
                  Financial Services, Inc. ("CFS"), whose address is
                  280 Trumbull Street, Hartford, Connecticut. CFS is a Delaware corporation organized in 1995.

                  Gross commissions paid by us on the sale of Policies will not exceed:

                  o First Policy Year: 40% of target premium, plus 3% of any premium payment in excess of target premium.

                  o Renewal: 3% of premium payments, plus 25% of any increase in target premium.

                  In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.


                  CHANGES OF INVESTMENT POLICY

                  We may materially change the investment policy of the Variable Account. We must inform you and obtain all necessary regulatory approvals. We must submit any change to the various state insurance departments, which may disapprove it if deemed detrimental to the policy owners' interests or if it renders our operations hazardous to the public. If a policy owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. You must take this conversion by the later of:

                  o 60 days (6 months in Pennsylvania) from the date of the investment policy change, or

                  o 60 days (6 months in Pennsylvania) from the date you are informed of such change.

                  We will not require evidence of insurability for this conversion.

                  The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                  OTHER CONTRACTS ISSUED BY THE COMPANY

                  We presently and will, from time to time, offer other variable life insurance policies and variable annuity contracts with benefits which vary in accordance with the investment experience of a separate account of the Company.

                  STATE REGULATION

                  We are subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Connecticut Insurance Department. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                  REPORTS TO POLICY OWNERS
                  We maintain Policy records and will mail to each policy owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the accumulation value, the surrender value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account, and any loan account value.

                  We will also send you annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the funds to the extent required by the 1940 Act.

                  In addition, we will send you statements of significant transactions, such as changes in specified amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement, and termination.

                  ADVERTISING
                  The Company is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability.

                  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals, or other parties that recommend the Company or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                  LEGAL PROCEEDINGS
                  Various CIGNA entities are defendants in several proposed class action lawsuits brought in federal court against the managed care industry by physicians and members of health plans. The lawsuits allege violations under one or more of the Employment Retirement Income Security Act ("ERISA"), the Racketeer Influenced and Corrupt Organizations Act ("RICO") and various state laws. They challenge, in general terms, the mechanisms used by managed care companies in connection with the delivery of or payment for health care services. The complaints seek injunctive relief, unspecified damages (subject, in the case of RICO, to trebling) and attorneys' fees.

                  These federal cases against the Company are Shane v. Humana, Inc., et al. (CIGNA subsidiaries added as defendants in August 2000), Mangieri v. CIGNA Corporation (filed December 7, 1999 in the United States District Court for the Northern District of Alabama), and Pickney
                  v. CIGNA Corporation and CIGNA Health Corporation (filed November 22, 1999, in the United States District Court for the Southern District of Mississippi). Plaintiffs in the Shane and Mangieri cases are physicians, and in the Pickney case, a health plan subscriber. These cases were transferred to the United States District Court for the Southern District of Florida, along with other cases against other managed care companies and similar cases subsequently filed against the Company in other federal courts, for consolidated pretrial proceedings.

                  On September 26, 2002, the United States District Court for the Southern District of Florida denied class action certification to the health plan subscriber plaintiffs in the consolidated Pickney case, and certified a class of physician plaintiffs in the consolidated Shane and Mangieri cases. The U.S. Court of Appeals for the Eleventh Circuit has granted the defendant's request for review of the decision to certify the physician class. The plaintiff's request for reconsideration of the denial of class status to the subscriber class was denied by the district court, and the plaintiffs have not filed a request for appellate review of that decision.

                  CIGNA was also a defendant in similar state court cases. On March 29, 2001, a trial judge in Madison County, Illinois certified a class of providers in Kaiser and Corrigan v. CIGNA Corporation, et al., a case alleging breach of contract and seeking increased reimbursements. An Amended Complaint in Kaiser included federal claims under ERISA and RICO, and the case was removed to federal court, where a settlement agreement between the parties was filed on November 26, 2002. If approved by the United States District Court for the Southern District of Illinois, the agreement will encompass most of the claims brought on behalf of health care providers asserted in other state and federal jurisdictions, including the Shane and Mangieri cases.

                  The Department of Justice and Office of Inspector General of the Department of Health and Human Services investigated a subsidiary of CIGNA, Lovelace Health System, Inc. ("Lovelace") regarding Medicare cost reporting practices for the years 1990 through 1999. Medicare cost reports form the basis for reimbursements to Lovelace by the Centers for Medicare and Medicaid Services for Medicare covered services that Lovelace provides to eligible individuals. This matter was resolved on December 4, 2002 by a settlement agreement between the parties.

                  On October 25, 2002, the Securities and Exchange Commission notified CIGNA that it has opened an informal inquiry into matters relating to CIGNA.

                  Several purported class action lawsuits have been filed against CIGNA and certain of its officers by individuals who seek to represent a class of purchasers of CIGNA securities from May 2, 2001 to October 24, 2002. The complaints allege, among other things, that the defendants violated SEC Rule 10b-5 by [knowingly or recklessly] misleading CIGNA shareholders with respect to the company's performance since May of 2001. The complaints have been filed in the United States District Court for the Eastern District of Pennsylvania by the following individual plaintiffs on the dates indicated: Edward Kaminski (October 25, 2002); Jeffrey Lubin (October 29,
                  2002); Jean Mullin (October 29, 2002); Janis Dolan (October 31, 2002); Harvard Kolm (November 1, 2002); Joseph G. Blandford (December 6, 2002); and Jeremny Schiff (December 13, 2002). Plaintiffs seek compensatory damages and attorneys' fees.

                  On November 7, 2002, a purported shareholder derivative complaint nominally on behalf of CIGNA was filed in the United States District Court for the Eastern District of Pennsylvania by Evelyn Hobbs. The complaint alleges breaches of fiduciary duty by CIGNA's directors, including, among other things, their "failure to monitor, investigate and oversee Cigna's management information system" and seeks compensatory and punitive damages. A similar complaint, filed on November 19, 2002 in the New Castle County (Delaware) Chancery Court by Jack Scott has been dismissed by the plaintiff so it can be consolidated with the Hobbs case and the shareholder cases in the Eastern District of Pennsylvania.

                  CIGNA is routinely involved in numerous lawsuits and other legal matters arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. An increasing number of claims are being made for substantial non-economic, extra-contractual or punitive damages. The outcome of litigation and other legal matters is always uncertain, and outcomes not justified by the evidence can occur. CIGNA believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that one or more of the legal matters currently pending or threatened could result in losses material to CIGNA's consolidated results of operations, liquidity or financial condition.

                  EXPERTS
                  Legal matters in connection with the Policies described in this prospectus are being passed upon by Mark A. Parsons, Esq., Chief Counsel, CIGNA Retirement & Investment Services, 280 Trumbull Street, Hartford, CT 06103, in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in these matters.

                  REGISTRATION STATEMENT
                  We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered by way of this prospectus. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of terms thereof, reference is made to such instruments as filed.

                  FINANCIAL STATEMENTS
                  The consolidated balance sheets of the Company and its subsidiaries as of December 31, 2002 and 2001 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 2002, 2001, and 2000 may be found in the Statement of Additional Information. They should be considered only as bearing upon the ability of the Company to meet our obligations under the Policies.

                  The Statement of Assets and Liabilities of the Variable Account at December 31, 2002 and related Statements of Operations for the period ended December 31, 2002, 2001, and 2000 and Statements of Changes in Net Assets for the period ended December 31, 2002, 2001, and 2000 may also be found in the Statement of Additional Information The Variable Account commenced operations on December 24, 1996.

TECHNICAL TERMS

ACCUMULATION UNIT: A unit of measure used to calculate the value of a sub-account.

ACCUMULATION VALUE: The sum of your interest in the Fixed Account value (see page 19), your interest in the Variable Account value (see page 9), and the loan account value.

CORRIDOR DEATH BENEFIT: The death benefit calculated as a percentage of the accumulation value, rather than by reference to the specified amount, to satisfy the Internal Revenue Service definition of "life insurance".

GRACE PERIOD: The 61-day period following a monthly anniversary day on which a Policy's net accumulation value is insufficient to cover the current monthly deduction. We will send a notice at least 31 days before the end of the grace period that the Policy will lapse without value unless we receive a sufficient payment (described in the notification letter).

MONTHLY ANNIVERSARY DAY: The day of the month, as shown in the Policy Specifications, when we make the monthly deduction; or, if that day is not a valuation day or is nonexistent for that month, the next valuation day.

NET ACCUMULATION VALUE:  The accumulation value less the loan account value.

SPECIFIED AMOUNT: The amount you choose which is used in determination of the death benefit and which you may increase or decrease as described in this prospectus. We exclude the additional insurance benefit from the specified amount when calculating charges and fees for the Policy and when calculating the target premium.

TARGET PREMIUM: The amount of premium on which we pay full commissions and deduct a higher premium charge. This amount is specified on the Policy Specifications page and varies based on the Insured's issue age, sex and specified amount and, if applicable, underwriting class. The premium charge applied to the premiums paid in the first ten policy years is higher on premium paid up to target premium and lower on premium paid above target premium.

VALUATION DAY: Every day on which accumulation units are valued. This will include any day on which the New York Stock Exchange is open, but not any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

VALUATION PERIOD: The period of time beginning on the day following the valuation day and ending on the next valuation day. A valuation period may be more than one day in length.

                   (THIS PAGE IS INTENTIONALLY LEFT BLANK)

A Statement of Additional Information is available from us without charge upon your request. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in those registration statements and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, The Woolworth Building, 233 Broadway, New York, NY and 175 W. Jackson Boulevard, Suite 900, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE To the extent and only to the extent that any statement in a document incorporated by reference into this Prospectus is modified or superseded by a statement in this Prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Prospectus. The Annual Report on Form 10-K for the year ended December 31, 2001 previously filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus. We will furnish you without charge a copy of any or all of the documents incorporated by reference in this Prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request.

HOW TO CONTACT US You can contact us by: calling our Corporate Variable Products Service Team at 1-860-534-4100 during our normal business hours, 8:00 a.m. EST to 5:00 p.m. EST, Monday through Friday or writing to us via regular mail at CIGNA, Corporate Variable Products Service Team, P.O. Box 2800, H141, Hartford, Connecticut 06104 OR for express mail CIGNA, Corporate Variable Products Service Team, 280 Trumbull Street, H14A, Hartford, Connecticut 06103 NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

CONNECTICUT GENERAL LIFE INSURANCE COMPANY                   [CIGNA LOGO]

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

    HOME OFFICE LOCATION:            MAILING ADDRESS:
    900 COTTAGE GROVE ROAD           CIGNA
    BLOOMFIELD, CONNECTICUT  06152   CORPORATE VARIABLE PRODUCTS SERVICE CENTER
                                     P.O. BOX 2975, ROUTING H14A
                                     HARTFORD, CT  06104
                                     (860) 534-4100
-------------------------------------------------------------------------------
      THE CORPORATE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY II
-------------------------------------------------------------------------------

     This prospectus describes a flexible premium variable life insurance contract (the "Policy") offered by Connecticut General Life Insurance Company (the "Company", "we, us our/ours"). The primary purpose of the Policy is to provide life insurance protection. It is not similar to, nor should it be compared to, a systematic investment plan of a mutual fund. The Policy is not suitable as a short-term savings vehicle.

     Policy values and, in some cases, the death benefit, varies with the investment performance of the funding options you, the purchaser, select. You assume certain risks by investing in these Policies, including the risk of losing money. THIS POLICY OR CERTAIN OF ITS INVESTMENT OPTIONS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. VARIOUS RIGHTS AND BENEFITS MAY DIFFER BETWEEN JURISDICTIONS TO MEET APPLICABLE LAW AND/OR REGULATIONS.

     Corporations and other sponsoring groups purchasing these Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

     You may choose among the following mutual funds as underlying funding options:


THE ALGER AMERICAN FUND                                      JANUS ASPEN SERIES
Alger American MidCap Growth Portfolio                       Balance Portfolio
Alger American Growth Portfolio                              Worldwide Growth Portfolio
CIGNA VARIABLE PRODUCTS GROUP                                MFS(R) VARIABLE INSURANCE TRUST(SM)
TimesSquare VP Money Market Fund                             MFS Emerging Growth Series
TimesSquare VP Core Plus Bond Fund                           MFS Total Return Series
TimesSquare VP S&P 500 Index Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST         OCC ACCUMULATION TRUST
Templeton Foreign Securities Fund-Class 1                    OCC Small Cap Portfolio
                                                             PIMCO VARIABLE INSURANCE TRUST
                                                             High Yield Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                    SCUDDER VIT FUNDS
VIP Equity-Income Portfolio                                  EAFE(R) Equity Index Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST                       Small Cap Index Fund
MidCap Value Fund                                            VANGUARD(R) VARIABLE INSURANCE FUND
                                                             Small Company Growth Portfolio

     The Policy's Fixed Account credits interest to Policy values held in that account. We guarantee the amounts in the Fixed Account and payment of certain interest. Page 19 contains additional information on the Fixed Account.

     It may not be in your best interest to replace existing insurance with this Policy. Please read this prospectus, and the underlying mutual funds' prospectuses, to understand the Policy and the risks associated with each of the underlying mutual funds.

                 KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
             OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS
                 PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A
                    CRIMINAL OFFENSE TO STATE OTHERWISE.
                        PROSPECTUS DATED: MAY 1, 2003

                   (THIS PAGE IS INTENTIONALLY LEFT BLANK)

                                              TABLE OF CONTENTS


                                          PAGE                                                           PAGE
                                          ----                                                           ----
Risk/Benefit Summary........................3
Annual Underlying Mutual Fund Expenses......5             Full Surrenders.................................20
Highlights..................................5                   Deferral of Payment and Transfers.........20
      Initial Choices.......................5             Lapse and Reinstatement.........................20
      Reductions and Refunds................6             Lapse of a Policy...............................20
      Expense Data..........................7             Reinstatement of a Lapsed Policy................21
The Company.................................9             Policy Loans....................................21
The Variable Account........................9             Settlement Options..............................21
      General...............................9             Additional Insurance Benefit....................21
      Substitution of Securities............9             Joint and Survivorship Benefit..................21
      Voting Rights.........................9             Other Policy Provisions.........................22
      Fund Participation Agreements.........10                  Issuance..................................22
The Funds...................................11                  Short-Term Right to Cancel the Policy.....22
Death Benefit...............................15            Policy Owner and Beneficiary....................22
      Death Benefit Options.................15            Changes of Policy Owner or Beneficiary..........23
      Changes in Death Benefit Option.......15            Right to Exchange for a Fixed Benefit
      Payment of Death Benefit..............16                  Policy....................................23
      Life Insurance Qualification Test.....16            Incontestability................................23
      Changes in Specified Amount...........16            Misstatement of Age.............................23
Premium Payments; Transfers.................17            Suicide.........................................23
      Premium Payments......................17            Nonparticipating Policies.......................23
      Allocation of Net Premium Payments....17            Additional Information..........................24
      Transfers.............................18            Tax Matters.....................................24
Cost of Insurance Charges...................18                  Taxation of the Policies..................24
The Fixed Account...........................19                  Taxation of the Company...................25
Policy Values...............................19                  Partial Surrenders........................26
      Accumulation Value....................19                  Policy Loans..............................26
      Variable Accumulation Unit Value......19                  Directors and Officers of the Company.....27
      Surrender Value.......................20                  Distribution of Policies..................28
Surrenders..................................20            Changes of Investment Policy....................28
      Partial Surrenders....................20                  Other Contracts Issued by the Company.....28
                                                                State Regulation..........................28
                                                          Reports to Policy Owners........................29
                                                          Advertising.....................................29
                                                          Legal Proceedings...............................29
                                                          Experts.........................................30
                                                          Registration Statement..........................30







 You will find certain technical terms defined on page 31 of this Prospectus.

RISK/BENEFIT SUMMARY:  BENEFITS AND RISKS


The primary purpose of this Policy is to provide life insurance protection on the life of one individual or, if a joint and survivor option is elected, two individuals (joint and survivor - see page 21). Corporations and other sponsoring groups which buy Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

Policy values and, in some cases, the death benefit, vary with the investment performance of the funding options you, the purchaser, select. The funding options currently include the Company's Fixed Account and mutual funds with widely varying investment objectives and practices (see page 11). You may reallocate Policy values among the mutual fund from time to time. A comprehensive discussion of the risks of each of those mutual funds may be found in that fund's prospectus. Policy values based on the mutual funds' performance may rise or fall. You bear the risk of poor investment performance, and may lose money. If Policy values become less than the next monthly deduction for the cost of insurance, your Policy will lapse unless an additional premium is paid.

You do have the right under the Policy to take loans using the Policy values as collateral, or to withdraw Policy values in part or in full. So long as the Policy remains a "life insurance contract" for federal tax purposes under one of two tests you select when the Policy is issued, you may make premium payments in the amounts and at times you choose. You must select one of three death benefit options offered: a varying death benefit; a level death benefit; or a level plus return of premium death benefit (see page 15). You may change your selection at a later time.

This Policy is not suitable as a short-term investment vehicle. Our administrative and sales charges at Policy issuance and from premium payments are less readily recovered in the short term. This Policy is also unlike, and should not be compared to, systematic investment plans of mutual funds. We make daily charges for our mortality and expense risks to cover possible decreasing life expectancy and unexpected increases in our administrative costs. We also charge monthly for the "cost of insurance" - the risk that an insured will die and a death benefit will be paid. These charges and benefits do not apply to direct mutual fund investments.

RISK/BENEFIT SUMMARY:  FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value among investment options.

----------------------------------------------------------------------------------------------------------------------
                                                   TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------
            CHARGE                                       AMOUNT DEDUCTED                             WHEN CHARGE IS
                                                                                                        DEDUCTED
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed     6.5% for sales expenses, premium tax and other tax liabilities    From each premium
on Premiums (Load)                                                                                 payment
                                 In addition,
                                 o    45% from each premium payment, up to the target
                                      premium, in the first policy year
                                 o    12% from each premium payment, up to the target
                                      premium, in policy years 2-10

                                 For increases in specified amount, other than through a change in the death benefit option, we deduct an additional 25% of the premium payment(s) attributable to the increase in
                                 specified amount up to the increase in target premium, during the first 12 months after the increase.
----------------------------------------------------------------------------------------------------------------------
Administrative Expense Fee       $175                                                              At Issue
----------------------------------------------------------------------------------------------------------------------
Surrender Fees                   $25                                                               For each partial
                                                                                                   surrender
----------------------------------------------------------------------------------------------------------------------
Transfer Fees                    $25                                                               For fund
                                                                                                   transfers in
                                                                                                   excess of the
                                                                                                   free transfer
                                                                                                   limit described
                                                                                                   in the "Transfers"
                                                                                                   section of this
                                                                                                   Prospectus.
----------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio company fees and expenses.

----------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN SUB-ACCOUNT OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
                CHARGE                              AMOUNT DEDUCTED/DESCRIPTION OF COST               WHEN CHARGE IS
                                                                                                         DEDUCTED
----------------------------------------------------------------------------------------------------------------------
Cost of Insurance (1)
----------------------------------------------------------------------------------------------------------------------
         Minimum and Maximum             $0.02762 - 1.00000                                          Monthly
         Charge per $1,000 Net
         Amount at Risk
----------------------------------------------------------------------------------------------------------------------
         Charge for a 50 Year Old        $0.09225                                                    Monthly
         Male Non-smoker Insured
         per $1,000 Net Amount at
         Risk
----------------------------------------------------------------------------------------------------------------------
Maintenance Fee                          $8                                                          Monthly
----------------------------------------------------------------------------------------------------------------------
Administrative Fees                      o    Each day, 1/365 of the annual rate. The maximum        Daily
                                              annual rate is .30% of the average daily Policy
                                              values.
                                         o    The current annual rate is .10% of the average daily
                                              Policy values.
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Fees               o    Each day, 1/365 of the annual rate. The maximum        Daily
                                              annual rate is .90% of the average daily Policy
                                              values.
                                         The current annual rate is:
                                         o    .55% of the Policy values during policy years 1-15
                                         o    .15% of the Policy values thereafter
----------------------------------------------------------------------------------------------------------------------

(1) Actual cost of insurance charges vary based upon the individual characteristics of the insured. The cost of insurance charge shown in the table may not be representative of the charge you will pay. Please contact our Corporate Variable Products Service Center to obtain more information about the cost of insurance charge that would apply to you.

                                                                           4

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

The following table describes the underlying mutual fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the underlying mutual funds. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

                                                                  Minimum                             Maximum
                                                                  -------                             -------
 Management Fees                                                   .xx%                 --             .xx%
 Distribution  (12b-1) Fees                                        .xx%                 --             .xx%
 Other Expenses                                                    .xx%                 --             .xx%

 Total Annual Underlying Mutual Fund Operating Expenses            .xx%                 --             .xx%

HIGHLIGHTS
                              This section is an overview of key Policy features. Regulations in your state may vary the provisions of your own Policy.

INITIAL CHOICES               When purchasing a Policy, you have four important
TO BE MADE                    choices to make:

                              1) Selecting one of the three death benefit options;
                              2) Selecting the amount of premium payments to make;
                              3)   Selecting how net premium payments will
                                   be allocated among the available funding options; and
                              4)   Selecting the life insurance
                                   qualification method to be used. (See
                                   page 16.)

LEVEL OR VARYING              The death benefit is the amount we pay to the
DEATH BENEFIT                 beneficiary(ies) when the Insured dies.
                              Before we pay the death benefit, we subtract any outstanding loan account balances or outstanding amounts due. We calculate the death benefit payable as of the date on which the Insured died.

                              When you purchase your Policy, you must choose one of three death benefit options:

                              1)   Option A -- a varying death benefit
                                   equal to the greater of:
                                      a) the specified amount plus the
                                         accumulation value; or
                                      b) the corridor death benefit.

                              2)   Option B-- a level death benefit
                                   equal to the greater of:
                                      a) the specified amount; or
                                      b) the corridor death benefit.

                              3)   Option C -- a "return of premium"
                                   death benefit equal to the greater
                                   of:
                                      a) the specified amount plus the
                                         sum of the premiums paid; or
                                      b) the corridor death benefit.

AMOUNT OF                     When you apply for your Policy, you must
PREMIUM PAYMENT               decide how much premium to pay. You may
                              change premium payments within the limits described on page 17. However, your Policy might lapse if you don't pay enough premium to maintain a positive net accumulation value. If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy. (See page 20.)

SELECTION OF                  You must choose the fund(s) in which you want
FUNDING VEHICLE(S)            to place your net premium payment(s). For each
                              fund, we maintain a separate sub-account which invests in shares of that fund. These fund sub-accounts make up the Variable Account (see page 9). A variable sub-account is not guaranteed and will increase or decrease in value according to the particular fund's investment performance. (See pages 19 and 20.)
                              You may also choose to place part or all of your net premium payment(s) into the Fixed
                              Account.

                              Your initial premium payment will be deposited in the CIGNA Variable Products Group's Money Market Fund during the Right-to-Examine Period as described in "Short-Term Right to Cancel the Policy". (See page 22.)

REDUCTIONS AND REFUNDS

----------------------------------------------------------------------------------------------------------------------
REDUCTION OF                               Corporations or other groups or sponsoring organizations may buy Policies
CHARGES                                    on a case basis. We may reduce premium charges or any other charges where we expect that the amount or nature of the case will result in savings of sales, underwriting, administrative or other costs. Eligibility for and the amount of reduction will be determined by a number of factors, including:

                                           o  Number of lives to be insured;
                                           o  Total premium(s) expected to be paid;
                                           o  Total assets you have under our management;
                                           o  The nature of the relationship among the insured individuals;
                                           o  The purpose for which the Policies are being purchased;
                                           o  Expected persistency of the Policies as a whole; and
                                           o  Any other circumstances we believe relevant to the expected reduction of our expenses.

                                           Some reductions may be guaranteed. Other reductions may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policy owners.

----------------------------------------------------------------------------------------------------------------------
REFUND OF PORTION OF
PREMIUM CHARGES                            Surrenders during the first three policy years will qualify for a refund of a portion of the premium charges.

                                           ---------------------------------------------------------------------------
                                                    SURRENDER                               CREDIT
                                                      DURING
                                           ---------------------------------------------------------------------------
                                                                         100% of all premium charges previously
                                           First Policy Year:            deducted in excess of 3.5% of all premiums
                                                                         paid.

                                           ---------------------------------------------------------------------------
                                                                         50% of all premium charges previously
                                           Second Policy Year:           deducted in excess of 3.5% of all premiums
                                                                         paid.

                                           ---------------------------------------------------------------------------
                                                                         33% of  all premium charges previously
                                           Third Policy Year:            deducted in excess of 3.5% of all premiums
                                                                         paid.

----------------------------------------------------------------------------------------------------------------------

EXPENSE DATA

The purpose of the following table is to help purchasers and prospective purchasers understand the costs and expenses that they will bear; directly and indirectly, assuming that all net premium payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the individual funds underlying the variable sub-accounts. The Mortality and Expense Risk charge shown is the currently charged rate during the first fifteen policy years. It currently declines to .15% per year in the sixteenth policy year. The Mortality and Expense Risk charge is guaranteed not to exceed .90% per year. The Administrative Expense charge shown is the currently charged rate during the first fifteen policy years. It is guaranteed not to exceed .30% per year. (Continued on page 9.)

                                                             FEE TABLE
                                                                                   SCUDDER
                      ALGER AMERICAN FUNDS                                        VIT FUNDS               FIDELITY VARIABLE
                    -------------------------     CIGNA VARIABLE PRODUCTS       ---------------        INSURANCE PRODUCTS FUND
                     SMALL    MIDCAP           ------------------------------    EAFE    SMALL    --------------------------------
                      CAP     GROWTH  GROWTH    MONEY    S&P 500     CORE       EQUITY    CAP      EQUITY-     HIGH     INVESTMENT
                     PORT-    PORT-   PORT-    MARKET     INDEX      PLUS        INDEX   INDEX     INCOME     INCOME    GRADE BOND
                     FOLIO    FOLIO   FOLIO     FUND      FUND     BOND FUND     FUND     FUND    PORTFOLIO  PORTFOLIO  PORTFOLIO
                    ------- -------- --------  -------  --------   ----------   -------  ------   ---------  ---------  ----------
SEPARATE ACCOUNT
 ANNUAL EXPENSES
Mortality and
  Expense Risk
  Charge. . . . .      0.55     0.55     0.55     0.55      0.55         0.55      0.55    0.55       0.55       0.55         0.55
Administrative
  Expense Charge.      0.10     0.10     0.10     0.10      0.10         0.10      0.10    0.10       0.10       0.10         0.10
                    ------- -------- --------  -------  --------   ----------   -------  ------   --------   --------   ----------
TOTAL SEPARATE
 ACCOUNT ANNUAL
 EXPENSES . . . .      0.65     0.65     0.65     0.65      0.65         0.65      0.65    0.65       0.65       0.65         0.65
                    ======= ======== ========  =======  ========   ==========   =======  ======   ========   ========   ==========

FUND PORTFOLIO
 ANNUAL OPERATING
 EXPENSES
Management Fees .        xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
Other Expenses. .        xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
                    ------- -------- --------  -------  --------   ----------   -------  ------   --------   --------   ----------
Total Gross
  Expenses. . . .        xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
Waivers and
  Reimbursements.        xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
                    ------- -------- --------  -------  --------   ----------   -------  ------   --------   --------   ----------
TOTAL NET FUND
 PORTFOLIO ANNUAL
 OPERATING EXPENSES      xx       xx       xx       xx        xx           xx        xx      xx         xx         xx           xx
                    ======= ======== ========  =======  ========   ==========   =======  ======   ========   ========   ==========


----------------------------

                                                                           7



The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the administrative expense monthly deduction of $8 or the $250 policy issue charge. It also does not reflect premium charges, administrative charges for transfers and partial surrenders, and any policy loan interest. The information set forth should be considered together with the information provided in the prospectus under the heading "Charges and Fees", and in each fund's prospectus. All expenses are expressed as a percentage of the average value of the fund's assets.


                                                      FEE TABLE (CONTINUED)

                                                                NEUBERGER
                                                                  BERMAN                                        FRANKLIN TEMPLETON
                                               MFS VARIABLE      ADVISERS                                       VARIABLE INSURANCE
                       JANUS ASPEN SERIES    INSURANCE TRUST    MANAGEMENT                                        PRODUCTS TRUST
                      --------------------  ------------------    TRUST        OCC ACCUMULATION TRUST           ------------------
                      WORLDWIDE             EMERGING   TOTAL    --------- ------------------------------------   TEMPLETON FOREIGN
                        GROWTH   BALANCED    GROWTH    RETURN   PARTNERS     EQUITY      MANAGED     SMALL CAP    SECURITIES FUND
                      PORTFOLIO  PORTFOLIO  PORTFOLIO  SERIES   PORTFOLIO PORTFOLIO(6) PORTFOLIO(6)  PORTFOLIO        CLASS 1
                      ---------- ---------  --------- --------  --------- ------------ ------------  ---------   -----------------
SEPARATE ACCOUNT
 ANNUAL EXPENSES
Mortality and
  Expense Risk
  Charge. . . . .           0.55     0.55       0.55      0.55     0.55       0.55         0.55         0.55            0.55
Administrative
  Expense Charge.           0.10     0.10       0.10      0.10     0.10       0.10         0.10         0.10            0.10
                      ---------- --------   --------  --------  -------   --------     --------      -------        --------
TOTAL SEPARATE
 ACCOUNT ANNUAL
 EXPENSES . . . .           0.65     0.65       0.65      0.65     0.65       0.65         0.65         0.65            0.65
                      ========== ========   ========  ========  =======   ========     ========      =======        ========

FUND PORTFOLIO
 ANNUAL OPERATING
 EXPENSES
Management Fees .             xx       xx         xx        xx       xx         xx           xx           xx              xx
Other Expenses. .             xx       xx         xx        xx       xx         xx           xx           xx              xx
                      ---------- --------   --------  --------  -------   --------     --------      -------        --------
Total Gross
  Expenses. . . .             xx       xx         xx        xx       xx         xx           xx           xx              xx
Waivers and
  Reimbursements.             xx       xx         xx        xx       xx         xx           xx           xx              xx
                      ---------- --------   --------  --------  -------   --------     --------      -------        --------
TOTAL NET FUND
 PORTFOLIO ANNUAL
 OPERATING EXPENSES           xx       xx         xx        xx       xx         xx           xx           xx              xx
                      ========== ========   ========  ========  =======   ========     ========     ========        ========

----------------------

THE COMPANY

                  The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

                  The Company's Home Office mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-534-4100.

THE VARIABLE
ACCOUNT
                  CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors.

                  Under Connecticut law, the assets of the Variable Account attributable to the policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

                  The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net assets value, and monies necessary to pay for deductions, charges, transfers, and surrenders from the Variable Account are raised by selling shares of funds at net issue value.

                  The Variable Account is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account or our management, investment practices, or policies.

                  We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                  GENERAL

                  We can give you no assurance that the investment objective of any of the funds will be met. You will bear the complete investment risk for accumulation values allocated to a sub-account. Inherent investment risk varies significantly among the sub-accounts, but is present in each. You should read each fund's prospectus carefully and understand the funds' relative degrees of risk before making or changing investment choices. We impose some terms and conditions limiting such choices.

                  SUBSTITUTION OF SECURITIES

                  If the shares of any fund should no longer be available to the Variable Account or if, in our judgment, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, we may substitute shares of another fund. We will make no substitution of securities in any sub-account without prior approval of the Commission and under such requirements as it may impose.

                  VOTING RIGHTS

                  We will vote the shares of each fund held in the Variable Account at special meetings of the shareholders of the particular Trust. We will follow written instructions received from persons having the voting interest in the Variable Account. We will vote the shares for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions. The Trusts do not hold regular meetings of shareholders.

                  The number of shares that you have a right to vote will be determined as of a date chosen by the appropriate Trust but not more than sixty (60) days prior to the meeting of that Trust. We will solicit voting instructions by written communication at least fourteen (14) days prior to the meeting.

                  Each fund's shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through our separate accounts and the separate accounts of other life insurance companies and, in some cases, qualified plans. The Trusts' managements do not see any disadvantage to you arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both ours and other life insurance companies' separate accounts. Nevertheless, the Trusts' boards intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they should take in response. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

                  FUND PARTICIPATION AGREEMENTS

                  We have entered into agreements with various Trusts and their advisers or distributors. Under these agreements, we make the funds available under the policies and perform certain administrative services. In some cases, the advisers or distributors may compensate us for these services.

THE FUNDS

Each of the seventeen sub-accounts of the Variable Account currently offered under the Policies is invested solely in the shares of one of the seventeen funds now available as funding vehicles under the Policies. Each fund has a different investment objective. Each of the funds is a series of (Continued on Page 12.)

----------------------------------------------------------------------------------------------------------------------
  Trusts, Investment Advisers, and Distributors                    Funds Available under the Policies
----------------------------------------------------------------------------------------------------------------------
Alger American Fund ("Alger Trust")                 Alger American MidCap Growth Portfolio
Managed by:
    Fred Alger Management, Inc.                     Alger American Growth Portfolio
    111 Fifth Avenue, 2nd Floor
    New York, NY  10003
Distributed by:
    Fred Alger & Company, Incorporated
    30 Montgomery Street
    Jersey City, NJ  07302
----------------------------------------------------------------------------------------------------------------------
CIGNA Variable Products Group ("CIGNA Group")       TimesSquare VP Money Market Fund
Managed by:
    TimesSquare Capital Management, Inc.            TimesSquare VP Core Plus Bond Fund
    280 Trumbull Street
    Hartford, CT  06103                             TimesSquare VP S&P 500 Index(R) Fund
Distributed by:
    CIGNA Financial Services, Inc.
    280 Trumbull Street
    Hartford, CT  06103
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Funds                                   Scudder VIT EAFE(R) Equity Index Fund
("Scudder VIT")
Managed by:
    Deutsche Asset Management, Inc.                 Scudder VIT Small Cap Index Fund
    280 Park Avenue
     New York, NY 10017
Distributed by:
    Provident Distributors, Inc.
    4400 Four Falls Corporate Center
    West Conshohocken, PA  19428
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund           Fidelity VIP Equity-Income Portfolio
("Fidelity VIP")
Managed by:
    Fidelity Management & Research Company
    82 Devonshire Street
    Boston, MA  02109
Distributed by:
    Fidelity Distributors Corporation
    82 Devonshire Street
    Boston, MA  02109
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust              MidCap Value Fund
Managed by:
    Goldman Sachs Asset Management
    32 Old Slip
    New York, NY 10005
Distributed by:
    Goldman, Sachs & Co.
    85 Broad Street
    New York, NY 10004
----------------------------------------------------------------------------------------------------------------------

one of nine entities, all Massachusetts or Delaware business trusts. Each such entity is registered as a series of an open-end management investment company under the 1940 Act. These entities are collectively referred to in this prospectus as the "Trusts".

----------------------------------------------------------------------------
            Brief Description of Each Fund's Investment Objective
----------------------------------------------------------------------------

(MID CAP STOCKS) Seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

(LARGE CAP STOCKS) Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


----------------------------------------------------------------------------

(MONEY MARKET) Seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.

(INVESTMENT GRADE BONDS) Seeks as high a level of current income as is consistent with reasonable concern for safety of principal by investing primarily in a broad range of investment grade fixed income securities.

(LARGE CAP STOCKS) Seeks to achieve its objective of long-term growth of capital by attempting to replicate the composition and total return, reduced by fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.


----------------------------------------------------------------------------

(INTERNATIONAL STOCKS) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of MSCI Europe, Australasia, Far East ("EAFE(R)") Index.

(SMALL CAP STOCKS) Seeks to replicate as closely as possible (before deduction of fund expenses) the total return of the Russell 2001 Small Stock Index.


----------------------------------------------------------------------------

(LARGE CAP STOCKS) Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.


----------------------------------------------------------------------------

(MID CAP STOCKS) Seeks long-term growth of capital primarily through investments in mid-capitalization U.S. stocks that are believed to be undervalued or undiscovered by the marketplace.


----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
  Trusts, Investment Advisers, and Distributors                    Funds Available under the Policies

----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series ("Janus Aspen Series")           Janus Aspen Series Balanced Portfolio
Managed by:
    Janus Capital Management, LLC                   Janus Aspen Series Worldwide Growth Portfolio
    100 Fillmore Street
    Denver, CO  80206-4923
Distributed by:
    Janus Distributors Inc.
    100 Fillmore Street
    Denver, CO  80206-4923
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust ("MFS Trust")       MFS Emerging Growth Series
Managed by:
    Massachusetts Financial Services Company        MFS Total Return Series
    500 Boylston Street
    Boston, MA  02116
Distributed by:
    MFS Fund Distributors, Inc.
    500 Boylston Street
    Boston, MA  02116
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust                      High Yield Portfolio
Managed by:
    Pacific Investment Management Company LLC
    840 Newport Center Drive
    Suite 300
    Newport Beach, California  92660
Distributed by:
    PIMCO Funds Distributors LLC
    2187 Atlantic Street
    Stamford, CT  06902
----------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust ("OCC Trust")                OCC Small Cap Portfolio
Managed by:
    OpCap Advisors
    1345 Avenue of the Americas
    New York, NY  10105
Distributed by:
    OCC Distributors
    1345 Avenue of the Americas
    New York, NY  10105
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance               Templeton Foreign Securities Fund-Class 1
Products Trust ("Templeton Trust")                  (formerly Templeton International Securities Fund-Class 1)
Managed by:
    Templeton Investment Counsel, LLC
    Broward Financial Centre, Suite 2100
    Fort Lauderdale, FL  33394-3091
Distributed by:
    Franklin Templeton Distributors, Inc.
    One Franklin Parkway
    San Mateo, CA  94403
----------------------------------------------------------------------------------------------------------------------
Vanguard(R) Variable Insurance Fund                   Small Company Growth Portfolio
Managed by:
    The Vanguard Group
    PO Box 2900
    Valley Forge, PA 19482
Distributed by:
    The Vanguard Group
    PO Box 2900
    Valley Forge, PA 19482
-----------------------------------------------------------------------------------------------------------------------

The TimesSquare VP Investment Grade Bond Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, MFS Total Return Series, MFS Emerging Growth Series, Janus Aspen Series Worldwide Growth Portfolio, OCC Small Cap Portfolio, and (Continued on Page 14.)

----------------------------------------------------------------------------
            Brief Description of Each Fund's Investment Objective
----------------------------------------------------------------------------

(BALANCED) Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

(GLOBAL STOCKS) Seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.



----------------------------------------------------------------------------

(LARGE CAP STOCKS). Seeks long-term growth of capital by investing primarily in common stocks of companies management believes to be early in their life cycle but which have the potential to become major enterprises.

(BALANCED OR TOTAL RETURN) Seeks primarily to obtain above average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide reasonable opportunity for growth of capital and income.



----------------------------------------------------------------------------

(HIGH YIELD BONDS) Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of assets may be invested in investment grade fixed income instruments. The average portfolio duration of which normally varies within a two to six-year time frame based on PIMCO's forecast for interest rates.



----------------------------------------------------------------------------

(SMALL CAP STOCKS) Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.



----------------------------------------------------------------------------

(INTERNATIONAL STOCKS) Seeks long-term capital growth. Invests in stocks of companies located outside the United States, including emerging markets.



----------------------------------------------------------------------------

(SMALL CAP STOCKS) Invests mainly in the stocks of smaller companies, which at the time of purchase typically have a market value of less than $1-$2 billion. These companies are considered by the Portfolio's advisers to have above-average prospects for growth, but often provide little or no dividend income.

----------------------------------------------------------------------------

Templeton Foreign Securities Fund-Class 1 portfolio seeks long-term capital growth. The portfolio will invest at least 80% of its net assets in foreign securities, including emerging markets.

We may make additional funds available from time to time.

DEATH BENEFIT
                  DEATH BENEFIT OPTIONS
                  We offer three different death benefit options. The amount payable under each is determined as of the date of the Insured's death. In this prospectus, "the Insured's death" means, for a joint and survivor policy, the death of the second Insured to die. (See page 21.) Option B will be in effect unless you elected Option A or Option C in your application for the Policy or unless a change has been allowed:

                  o Option A -- the death benefit will be the greater of the specified amount (a minimum of $50,000 as of the date of this prospectus) plus the accumulation value, or the corridor death benefit.

                  Option A provides a varying death benefit which increases or decreases over time, depending on the amount of premium you pay and the investment performance of the funds you choose.

                  o Option B -- the death benefit will be the greater of the specified amount or corridor death benefit.

                  Option B provides a level death benefit unless the corridor death benefit exceeds the specified amount.

                  o Option C -- the death benefit will be the greater of the specified amount plus the premium payments you make, or the corridor death benefit.

                  Option C provides a death benefit that increases based on premium payments.

                  Under each option the amount payable upon death will be the death benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

                  CHANGES IN DEATH BENEFIT OPTION

                  We will allow a death benefit option change upon your written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                  o The change will take effect on the monthly anniversary day following the date of receipt of the request.

                  o No change in the death benefit option may reduce the specified amount below $50,000.

                  o For changes from Option B to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                  o For changes from Option B to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                  o For changes from Option A to Option B, the new specified amount will equal the death benefit at the time of the change.

                  o For changes from Option A to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

                  o For changes from Option C to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

                  o For changes from Option C to Option B, the new specified amount will equal the death benefit at the time of the change.

                  PAYMENT OF DEATH BENEFIT

                  We will compute the death benefit as of the date of the Insured's death. We will pay it in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate(s)), unless you or the beneficiary have elected that all or a part of it be paid under one or more of any settlement options (see "Settlement Options") we may make available. We may delay payment of the death benefit if the Policy is being contested.

                  While the Insured is living, you may elect a settlement option, if available, for the beneficiary and deem it irrevocable by the beneficiary, or, you may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election.

                  If you assign the Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay the beneficiary any excess death benefit due as elected.

                  LIFE INSURANCE QUALIFICATION TEST

                  A Policy must satisfy either of two tests in order to qualify as a life insurance contract for tax purposes under Section 7702 of the Internal Revenue Code of 1986, as amended ("the Code"). At the time of purchase, you must choose a Policy that uses either the guideline premium/cash value corridor test or the cash value accumulation test. You cannot change the selection of the test to be used after the Policy's issue date.

                  The guideline premium/cash value corridor test restricts the maximum premiums that you may pay into a life insurance policy for a specified death benefit. In addition, the death benefit must not be less than the applicable percentage of the cash surrender value, with the applicable percentage decreasing with age. Illustrative applicable percentages are as follows:

                  o    250% through attained age 40;

                  o    150% at attained age 55;

                  o    120% at attained age 65, and

                  o    100% at attained age 95 and above.

                  o The cash value accumulation test is met if, by the terms of the contract, the cash surrender value of the contract may not at any time exceed the net single premium that would have to be paid at that time to fund future benefits.

                  See also "Tax Matters" at pages 24-27 of this prospectus.

                  CHANGES IN SPECIFIED AMOUNT

                  You may change the specified amount of a Policy by a written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

                  o Satisfactory evidence of insurability and a supplemental application may be required to increase the specified amount.

                  o An increase in the specified amount, other than through a change in the death benefit option, will result in an additional 25% premium charge on premium payments attributable to the increase in specified amount up to the increase in target premium received during the 12 months following the increase.

                  o No decrease may reduce the specified amount to less than $50,000, or below the minimum required to maintain the Policy's status as life insurance under the Code.

PREMIUM
PAYMENTS;
TRANSFERS
                  PREMIUM PAYMENTS

                  The Policies provide for flexible premium payments. You select the frequency and amount of premium payments. The initial premium payment is due on the issue date and is payable in advance. The minimum payment is the amount necessary to maintain a positive net accumulation value. We reserve the right to decline any application or premium payment.

                  After the initial premium payment, you must send all premium payments directly to the Corporate Variable Products Service Center. They will be deemed received when they are actually received there.

                  You may increase, decrease, or change the frequency of premium payments.

                  PLANNED PREMIUMS are premium payments scheduled when a Policy is applied for.

                  ADDITIONAL PREMIUMS are any premium payments made ($500 minimum) in addition to planned premiums.

                  NET PREMIUM PAYMENTS are the balance of premium payments remaining after we deduct the premium charge.

                  PREMIUM INCREASES. At any time, you may increase planned premiums or pay additional premiums, but:

                  o We may request evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the accumulation value. If we request satisfactory evidence of insurability and you do not provide it, we will refund the increase in premium without interest and without participation in any underlying funding options.

                  o The total of all premium payments may not exceed the then-current maximum premium limitations established by federal law for a policy to qualify as life insurance. If, at any time, a premium payment would result in total premium payments exceeding such maximum limitation, we will only accept that portion of the payment that will make total premiums equal to the maximum. We will return, or apply as otherwise agreed, any part of the premium payment in excess of that amount and no further premium payments will be accepted until allowed by the ten-current maximum premium limitations prescribed by law.

                  o If there is any policy indebtedness, we will use any additional net premium payments first as a loan repayment. Any excess will be applied as an additional net premium payment.

                  ALLOCATION OF NET PREMIUM PAYMENTS

                  When you purchase a Policy, you must decide how to allocate net premium payments among the sub-accounts and the Fixed Account. For each sub-account, we convert the net premium payment into "accumulation units". The number of accumulation units credited to the Policy is determined by dividing the net premium payment allocated to the sub-account by the value of the accumulation unit for the sub-account. See "Policy Value -- Accumulation Value; Variable Accumulation Unit Value" at page 19 of this prospectus.

                  During the Right-to-Examine Period, we will allocate the net premium payment to the CIGNA Variable Products Group's Money Market Fund of the Variable Account. Earnings will be credited from the later of the issue date or the date the premium payment was received. We will allocate the net premium payment directly to the sub-account(s) you selected after expiration of the Right-to-Examine Period as described under "Short-Term Right to Cancel the Policy" at page 22 of this prospectus.

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                  Unless you direct us otherwise, we will allocate
                  subsequent net premium payments on the same basis as the most recent previous net premium payment as of the next valuation period after each payment is received.

                  You may change the allocation for future net premium payments at any time free of charge, effective for premium payments made more than one week after we receive notice of the new allocation.

                  TRANSFERS

                  You may transfer values ($500 minimum) at any time from one sub-account to another. You may also transfer a portion of one or more sub-accounts to the Fixed Account within 30 days prior to each policy anniversary. The transfers will be effective as of the next valuation day after your request is received by the Corporate Variable Products Service Center in good order. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account value on the most recent policy anniversary. If the Fixed Account value as of any policy anniversary is less than $5,000, however, this condition will not apply. We may further limit transfers from the Fixed Account at any time.

                  Subject to the above restrictions, for any individual policy you own, you may make up to four transfers without charge in any policy year. If you own multiple policies, you may make up to 12 transfers without charge in any policy year provided that: 1) each transfer request applies to all policies you own and 2) each transfer request is identical for all such policies in relation to the sub-accounts affected. Any value remaining in the Fixed Account or a sub-account after a transfer must be at least $500. You must make transfers in writing unless we have previously approved other arrangements. A $25 charge will be imposed for each transfer in excess of the free transfer limit stated above.

                  Overly frequent transfers or an attempt to engage in "market timing" may increase the likelihood that transactions are made at an inopportune time. This could increase costs and may result in lower performance of the underlying funds and are, therefore, discouraged.

                  Any transfer among the funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit value next determined after your written request is received at the Corporate Variable Products Service Center. The Corporate Variable Products Service Center must receive transfer requests by 4:00 p.m. Eastern Time in order for them to be effective that day. Any transfer you make that causes the remaining value of the accumulation units for a sub-account to be less than $500 will result in the remaining accumulation units being cancelled and their value reallocated proportionally among the other funding options you chose. You should carefully consider current market conditions and each fund's investment policies and related risks before you allocate money to the sub-accounts. See pages 11-14 of this prospectus.

                  We may, at our sole discretion, waive minimum balance requirements on the sub-accounts.

COST OF INSURANCE CHARGES

We make a monthly deduction from the net accumulation value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance compensates us for the anticipated cost of paying death benefits in excess of the accumulation value. It depends on the attained age, years since issue and risk class (in accordance with state law) of the insured, and the current net amount at risk.

We determine the Cost of Insurance by subtracting the accumulation value at the previous monthly anniversary day from the death benefit at the previous monthly anniversary day, and multiplying the result (the net amount at risk) by the applicable Cost of Insurance rate as determined by the Company. We base the Policy's guaranteed maximum Cost of Insurance rates for standard risks, per $1,000 net amount at risk, on the 1980 Commissioners Standard Ordinary Mortality Tables, age nearest birthday.

We deduct these monthly charges proportionately from the value of each funding option. This is accomplished for the sub-accounts by canceling accumulation units and withdrawing the value of the cancelled accumulation units from each funding option in the same proportion as the respective value have to the net accumulation value. The monthly deductions are made on the monthly anniversary day.


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THE FIXED
ACCOUNT
                  The Fixed Account is funded by the assets of our General Account. Amounts held in the Fixed Account will be credited with interest at rates we declare from time to time. The minimum rate that will be credited is the lesser of 4% per year or the prevailing 30-day Treasury Bill Rate as of the last day of the preceding calendar month.

                  The Fixed Account is made up of the general assets of the Company other than those allocated to any separate account. The Fixed Account is part of our General Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor our General Account has been registered under the 1940 Act. Therefore, neither the Fixed Account nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

POLICY VALUES
                  ACCUMULATION VALUE

                  Once a Policy has been issued, we credit each net premium payment allocated to a sub-account in the form of accumulation units representing the fund in which assets of that sub-account are invested. We do so at the end of the valuation period in which the premium is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular sub-account). We determine the number of accumulation units credited by dividing the net premium payment by the value of an accumulation unit next computed after its receipt. Since each sub-account has its own accumulation unit value, a policy owner who has elected a combination of funding options will have accumulation units credited from more than one source.

                  We determine the accumulation value of a Policy by:

                  a) multiplying the total number of accumulation units
                     credited to the Policy for each applicable sub-account by its appropriate current accumulation unit value,
                  b) if a combination of sub-accounts is elected, totaling
                     the resulting values, and
                  c) adding any values attributable to the General Account
                    (i.e., the Fixed Account value and the loan account value).

                  The number of accumulation units we credit to a Policy will not be changed by any subsequent change in the value of an accumulation unit. Such value may vary from valuation period to valuation period to reflect the investment experience of the fund used in a particular sub-account.

                  The Fixed Account value reflects amounts allocated to the Fixed Account through payment of premiums or transfers from the Variable Account. The Fixed Account value is guaranteed; however, there is no assurance that the Variable Account value of the Policy will equal or exceed the net premium payments allocated to the Variable Account.

                  We will tell you at least annually how many accumulation units are credited to the Policy, the current accumulation unit values, and your interest in: (a) the Variable Account value, (b) the Fixed Account value, and (c) the loan account value.

                  Accumulation value will be affected by monthly deductions.

                  VARIABLE ACCUMULATION UNIT VALUE

                  We determine the value of a variable accumulation unit for any valuation period by multiplying that unit's value for the immediately preceding valuation period by the net investment factor for the current period for the appropriate sub-account.

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


                  We determine the net investment factor separately for each sub-account by dividing (a) by (b) and subtracting (c) from the results, where:

                  (a) Equals the net asset value per share of the fund held
                      in the sub-account at the end of a valuation period.

                  o plus the per share amount of any distribution declared by the fund if the "ex-dividend" date is during the valuation period;

                  o plus or minus taxes or provisions for taxes, if any, attributable to the operation of the sub-account during the valuation period.

                  (b) Equals the net asset value per share of the fund held
                      in the sub-account at the beginning of that valuation period.
                  (c) Equals the daily charges for mortality and expense
                      risk and for administrative expenses, multiplied by the number of days in the valuation period.

                  SURRENDER VALUE

                  The surrender value of a Policy is the amount you can receive in cash by surrendering the Policy. All or part of the surrender value may be applied to one or more of any settlement options that we might make available through a rider attached to the Policy.

SURRENDERS
                  PARTIAL SURRENDERS

                  You can make a partial surrender at any time by writing us at the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. We will charge a $25 transaction fee for any partial surrenders. For more information, see the "Additional Information -- Partial Surrenders" section on page 26.

                  FULL SURRENDERS

                  You may make a full surrender at any time. We will pay the surrender value next computed after receiving your written request at the Corporate Variable Products Service Center in a form satisfactory to us. We usually pay any portion derived from the Variable Account within seven days of receipt of your request.

                  DEFERRAL OF PAYMENT AND TRANSFERS

                  We may postpone payment of the surrendered amount from the Variable Account when the New York Stock Exchange is closed and for such other periods as the Commission may require. We may defer payment or transfer from the Fixed Account for a period not greater than six months. If we exercise our right to defer such payments or transfers, interest will be added as required by law.

LAPSE AND
REINSTATEMENT
                  LAPSE OF A POLICY

                  A lapse occurs if a monthly deduction is greater than the net accumulation value and no payment to cover the monthly deduction is made within the grace period. We will send you a lapse notice at least 31 days before the grace period expires.

                  Depending on the investment performance of the funding options, the net accumulation value may be insufficient to keep this Policy in force, particularly if you have taken any loans or made any partial surrenders. In that event, it may be necessary for you to make an additional premium payment.

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

                  REINSTATEMENT OF A LAPSED POLICY

                  You can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, we require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deduction plus 12 additional monthly deductions.

POLICY LOANS
                  You may take a loan against the Policy for up to 90% of the then current net accumulation value. A policy loan requires that you complete a loan agreement and assign the Policy to us. For more information on policy loans see the "Additional Information -- Policy Loans" section on page 26.

SETTLEMENT OPTIONS
                  We may pay proceeds in the form of settlement options through the addition of a rider. A settlement option may be selected:

                  o at the beneficiary's election upon the Insured's death, or

                  o    while the Insured is alive, upon your election.

                  You may request, in writing, to elect, change, or revoke a settlement option before payments begin. Your request must in a form satisfactory to us and will take effect upon its receipt at the Corporate Variable Products Service Center. After the first payment, all payments will be made on the first day of each month.

                  Examples of possible settlement options are:

                  o FIRST OPTION -- Payments for a stated number of years.

                  o SECOND OPTION -- Payments for the lifetime of the payee, guaranteed for a specified number of months.

                  o THIRD OPTION -- Payment of interest annually on the sum left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                  o FOURTH OPTION -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.

                  o ADDITIONAL OPTIONS -- Policy proceeds may also be settled under any other method of settlement we offer at the time the request is made.

ADDITIONAL INSURANCE BENEFIT
                  We can issue the Policy with an additional insurance benefit as a portion of the total death benefit. The benefit provides annually renewable term insurance on the life of the Insured. We exclude this benefit from the specified amount when calculating the charges and fees for the Policy and when calculating the target premium.

                  We add the cost of the benefit to the monthly deduction. The cost is dependent on the attained age, years since issue, risk class and gender classification. We may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed Cost of Insurance rate for the benefit for that policy year.

                  The benefit allows you to increase the insurance protection under the Policy.

JOINT AND SURVIVORSHIP BENEFIT
                  We can issue the Policy with a joint and survivorship rider. The rider would enable us to issue the Policy on the lives of two Insureds and to pay the death benefit upon the death of the second of two Insureds to die. If you elect to add this benefit to your Policy, you should:

                  o interpret any reference in this prospectus to the "death of the Insured", or "the Insured's death", or similar context as "the death of the second of the two Insureds to die";

                  o interpret any discussions in this prospectus of the features of the Policy allowed "while the Insured is alive", or "during the lifetime of the Insured", or similar context as allowed "while at least one of the Insureds is alive".

                  Other sections of this prospectus that would be affected by the addition of this benefit are:

                  o Incontestability (see Page 23): The Policy or increase must be in force for two (2) years during the lifetime of each Insured.

                  o Misstatement of Age (see Page 23): By reason of the rider the provision relates to either Insured.

                  o Suicide (see Page 23): By reason of the rider the provision relates to either Insured.

                  The cost of the rider is reflected in the monthly Cost of Insurance rates. Those rates are based on the attained age, years since issue, risk class and gender classification of each person insured. We use an actuarial formula that reflects one-alive and both-alive probabilities to determine the Cost of Insurance rates. No other charges and fees for the Policy will change as a result of the addition of the joint and survivorship rider.

OTHER POLICY PROVISIONS

                  ISSUANCE

                  We will only issue a Policy upon receipt of satisfactory evidence of insurability and, generally, only where the Insured is below age 75.

                  SHORT-TERM RIGHT TO CANCEL THE POLICY

                  You may return a Policy for cancellation and a full refund of premium within 10 days after you receive it, unless state law is otherwise. We will hold the initial premium payment made when the Policy is issued in the CIGNA Variable Products Money Market Fund of the Variable Account. We will not allocate it to any other variable sub-accounts, even if you have so directed, until:

                  o the fifteenth day after we mail you the Policy, if the state law Right-to-Examine Period is 10 days after you receive the Policy.

                  o the twenty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 20 days, or

                  o the thirty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 30 days.

                  If you return the Policy for cancellation in a timely fashion, we will usually pay the refund of premiums, without interest, within seven days of your notice of cancellation. We may delay refund of premiums paid by check until the check clears.

                  POLICY OWNER AND BENEFICIARY

                  The policy owner and beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any. While the Insured is living, all rights in the Policy are vested in the policy owner.

                  If the policy owner is other than the Insured and dies before the Insured, the policy owners rights in the Policy belong to the policy owner's estate.

                  If any beneficiary predeceases the Insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. We will pay multiple beneficiaries in equal shares, unless otherwise provided. We will pay the death proceeds to the policy owner or the policy owner's executor(s), administrator(s), or assigns if no named beneficiary survives the Insured.

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

                  CHANGES OF POLICY OWNER OR BENEFICIARY

                  You may name a new policy owner or beneficiary(ies) while the Insured is living by written request on a form satisfactory to us. You must submit the form to the Corporate Variable Products Service Center where we will record it. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change of policy owner.

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

                  You may, within the first two policy years, exchange the Policy for a flexible premium adjustable life insurance policy offered by our Corporate Insurance Department at that time. The benefits for the new policy will not vary with the investment experience of a separate account. You must elect the exchange within 24 months from the Policy's issue date. We will not require evidence of insurability for the exchange.

                  Under the new policy:

                  o The policy owner, the Insured, and the beneficiary will be the same as those under the exchanged Policy on the effective date of the exchange.

                  o The death benefit on the exchange date will not be more than the death benefit of the original Policy immediately prior to the exchange date.

                  o The issue date and issue age will be the same as that of the original Policy.

                  o The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy.

                  o Any indebtedness on the original Policy will be transferred.

                  INCONTESTABILITY

                  We will not contest payment of the death proceeds based on the initial specified amount after the Policy has been in force, during the Insured's lifetime, for two years from the date of issue. For any increase in specified amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force, during the Insured's lifetime, for two years from its effective date.

                  MISSTATEMENT OF AGE

                  We will adjust the death benefit and accumulation value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary.

                  SUICIDE

                  If the Insured dies by suicide, while sane or insane, within two years from the issue date, we will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                  NONPARTICIPATING POLICIES

                  These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

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ADDITIONAL INFORMATION

                  TAX MATTERS

                  The following discussion is general and is not intended as tax advice. You should consult counsel and other competent advisers for more complete information. This discussion is based on our understanding of federal income tax laws as the Internal Revenue Service currently interprets them. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                  TAXATION OF THE POLICIES

                  For contracts issued after December 31, 1984, section 7702 of the Code provides a definition that must be met in order for the contract to qualify as a life insurance contract for federal tax purposes. Under this section, either a cash value test or a guideline premium/cash value corridor test must be satisfied. For contracts that meet the definition of section 7702, the income credited to the contract is not taxed until it is distributed; and, even then, it is only taxed to the extent that the amount distributed exceeds the investment in the contract. A policy loan is not treated as a distribution for this purpose. In addition, the death proceeds payable upon the death of the insured are excluded from the gross income of the beneficiary under section 101 of the Code. We will test Policies for compliance with section 7702 and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies qualify as life insurance contracts. As a result, the federal taxation of a Policy should be the same as described above.

                  A life insurance contract issued on or after June 21, 1988, will become a modified endowment contract if the amount of premiums paid for the contract exceeds limits set out in section 7702A of the Code. Under these rules, a life insurance contract becomes a modified endowment contract if the total premiums paid during the first seven years exceed the amount that would have been paid if the contract provided for paid up benefits after seven level annual premiums. Generally, amounts distributed from a modified endowment contract, including amounts paid out as the result of a full surrender, a partial surrender, or a loan, are taxable to the extent that the cash value of the contract immediately before the distribution exceeds the investment in the contract. A collateral assignment or pledge of a modified endowment contract is also treated as a distribution for this purpose. In addition to the taxation of the distribution, a 10% tax penalty generally applies to the taxable portion of such distribution unless the policy owner is 59 1/2 years old or disabled when the distribution is made. The Policies offered by this prospectus may or may not be issued as modified endowment contracts, depending upon the wishes of the Policy owner. For those Policies that are not issued as modified endowment contracts, we will test them for compliance with section 7702A and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies do not become modified endowment contracts.

                  A Policy may also become a modified endowment contract as the result of a reduction in benefits or a material change as defined in section 7702A. Section 7702 also provides that if there is a reduction in benefits during the first 15 years after the life insurance contract is issued and there is a cash distribution as a result of that change, some or all of the distribution may be taxable. Because of these rules, we will monitor any additional premium payments or requested changes in the benefits under a Policy. If a premium payment or requested change would result in the Policy becoming a modified endowment contract or otherwise result in a taxable distribution, we will notify the Policy owner. In such a case, the payment will not be credited to the contract or the change will not be made until we have received verification from the Policy owner that such action should be taken.

                  Because of the limitations of the rules of sections 7702 and 7702A, it may not be advantageous to replace an existing life insurance contract that is not subject to these rules with a Policy described in this prospectus.

                  In addition to meeting the tests required by sections 7702 and 7702A, section 817(h) of the Code requires that the investments of separate accounts, such as the Variable Account, be adequately diversified. Beginning with any period for which a separate account is not adequately diversified, any variable life insurance contracts that are based upon that account are not treated as life insurance contracts for tax purposes.
                                                                          24


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

                  Treasury Regulation 1.817-5 generally provides that a separate account will be considered adequately diversified only if:

                  o no more than 55% of the value of the total assets of the account is represented by any one (1) investment,

                  o no more than 70% of such value is represented by any two (2) investments,

                  o no more than 80% of such value is represented by any three (3) investments, and

                  o no more than 90% of such value is represented by any four (4) investments.

                  U.S. Treasury Securities are not subject to the diversification test for variable life insurance contracts; and, to the extent that separate accounts include such securities, somewhat less stringent requirements apply. We will monitor the investments in the variable account in order to ensure that it remains adequately diversified.

                  The following may have adverse tax consequences:

                  o A total surrender or termination of the Policy by lapse;

                  o    A reduction in benefits;

                  o    A change in the specified amount;

                  o    Payment of additional premiums;

                  o    A policy loan;

                  o    A change in death benefit option;

                  o    A 1035 exchange;

                  o    The exchange of a Policy for a fixed-benefit policy;
                       or

                  o    The collateral assignment or pledge of a Policy.

                  If the amount received by the policy owner upon surrender or termination plus total policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

                  Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policy owner or beneficiary.

                  TAXATION OF THE COMPANY

                  We are taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income on the assets of the Variable Account are reinvested and taken into account in determining the value of accumulation units.

                  We do not expect to incur any federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the Variable Account.

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

                  We may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

                  PARTIAL SURRENDERS

                  You may make a partial surrender at any time while the Policy is in force and during the lifetime of the Insured. The request must be in writing and you will be charged a $25 transaction fee. The amount of a partial surrender may not exceed 90% of the net accumulation value at the end of the valuation period in which the election becomes or would become effective. A partial surrender may not be less than $500.

                  o    Option B and C Policies (see "Death Benefit"):

                  A partial surrender will reduce the accumulation value, death benefit and specified amount. The specified amount and accumulation value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                  o    For an Option A Policy (see "Death Benefit"):

                  A partial surrender will reduce the accumulation value and the death benefit, but it will not reduce the specified amount.

                  We will not allow the specified amount remaining in force after a partial surrender to be less than $50,000. We will not grant any request for a partial surrender that would reduce the specified amount below this amount. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we may limit the decrease to the extent necessary to meet the federal tax law requirements.

                  If, at the time of a partial surrender, the net accumulation value is attributable to more than one funding option, we will deduct the $25 transaction charge from the amount paid from the values in each funding option, unless we agree otherwise with you.

                  POLICY LOANS

                  A policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 90% of the then current net accumulation value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the "loan account value" (i.e. an amount equal to the sum of all unpaid Policy loans and loan interest). If Policy values are held in more than one funding option, withdrawals from each option will be made in proportion to the assets in each option at the time of the loan for transfer to the loan account, unless you instruct us otherwise, in writing, at the Corporate Variable Products Service Center.

                  Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and we will withdraw net interest proportionately from the values in each funding option.

                  We will credit interest on the loan account value. Our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus:

                  o .65% (guaranteed not to exceed 1.2%) during first policy years

                  o .55% (guaranteed not to exceed 1.2%) during policy years 2-15, and

                  o .05% (guaranteed not to exceed 1.2%) annually thereafter.

                  In no case will the annual credited interest rate be less than 3.8%.

                  We will allocate repayments on the loan among the funding options according to current net premium payment allocations. However, we maintain the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. We will reduce the loan account value by the amount of any loan repayment.

                  A policy loan, whether or not repaid, will affect:

                  o    The proceeds payable upon the Insured's death, and

                  o    The accumulation value.

                  This is because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the accumulation value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable, depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding.

                  DIRECTORS AND OFFICERS OF THE COMPANY

                  The following persons are our Directors and Principal Officers. The address of each is 280 Trumbull Street, Hartford, CT 06103. We or our affiliates have employed each for more than five years except for Ms. O'Brien, Mr. Welch, Mr. Marks, Mr. Storrer and Ms. Cooper.

                  o Prior to April 2002, Ms. O'Brien was President and Chief Executive Officer of Catholic Healthcare West
                  o Prior to May 2002, Mr. Welch was Chairman of the Board and Chief Executive Officer of National Life Insurance Company
                  o Prior to October 2002, Mr. Marks was President and Chief Investment Officer of Allianz of America, Inc.
                  o Prior to May 2001, Mr. Storrer was Vice President of Liberty Mutual.
                  o Prior to January 1999, Ms. Cooper was an Associate Attorney with Robinson, Donovan, Madden & Barry, P.C.


                                                                                POSITIONS AND OFFICES
                                    NAME                                           WITH THE COMPANY
                  ---------------------------------------         ---------------------------------------------------
                  Patrick E. Welch                                President, Director and Chairman of the Board
                                                                  (Principal Executive Officer)
                  Michael J. Stephan                              Vice President
                                                                  (Principal Accounting Officer)
                  James Yablecki                                  Assistant Vice President and Actuary
                                                                  (Principal Financial Officer)
                  David M. Cordani                                Director and Senior Vice President
                                                                  (Chief Financial Officer)
                  Susan L. Cooper                                 Corporate Secretary
                  Terrence G. Dillon                              Secretary
                  Harold W. Albert                                Director
                  John Cannon, III                                Director, Senior Vice President,
                                                                  and Chief Counsel
                  Carol M. Olsen                                  Director and Senior Vice President
                  Scott A. Storrer                                Director and Senior Vice President
                  Richard H. Forde                                Director and Senior Vice President
                  Mary E. O'Brien                                 Director and Senior Vice President
                  Bach Mai T. Thai                                Vice President and Treasurer
                  W. Allen Schaffer, M.D.                         Director and Senior Vice President
                  Jean H. Walker                                  Director, Senior Vice President,
                                                                  and Actuary
                  David Marks                                     Director and Senior Vice President

                  DISTRIBUTION OF POLICIES

                  Licensed insurance agents will sell the Policies in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange
                  Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). We will distribute the Policies through our principal underwriter, CIGNA
                  Financial Services, Inc. ("CFS"), whose address is
                  280 Trumbull Street, Hartford, Connecticut. CFS is a Delaware corporation organized in 1995.

                  Gross commissions paid by us on the sale of Policies will not exceed:

                  o First Policy Year: 45% of target premium, plus 3% of any premium payment in excess of target premium.

                  o Policy Years 2 through 10: 15% of target premium, plus 3% of any premium payment in excess of target premium.

                  o Renewal: 3% of premium payments, plus 25% of any increase in target premium.

                  In addition, we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

                  In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

                  CHANGES OF INVESTMENT POLICY

                  We may materially change the investment policy of the Variable Account. We must inform you and obtain all necessary regulatory approvals. We must submit any change to the various state insurance departments, which may disapprove it if deemed detrimental to the policy owners' interests or if it renders our operations hazardous to the public. If a policy owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. You must take this conversion by the later of:

                  o 60 days (6 months in Pennsylvania) from the date of the investment policy change, or

                  o 60 days (6 months in Pennsylvania) from the date you are informed of such change.

                  We will not require evidence of insurability for this conversion.

                  The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                  OTHER CONTRACTS ISSUED BY THE COMPANY

                  We presently and will, from time to time, offer other variable life insurance policies and variable annuity contracts with benefits which vary in accordance with the investment experience of a separate account of the Company.

                  STATE REGULATION

                  We are subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Connecticut Insurance Department. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                  REPORTS TO POLICY OWNERS
                  We maintain Policy records and will mail to each policy owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the accumulation value, the surrender value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account, and any loan account value.

                  We will also send you annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the funds to the extent required by the 1940 Act.

                  In addition, we will send you statements of significant transactions, such as changes in specified amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement, and termination.

                  ADVERTISING
                  The Company is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability.

                  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals, or other parties that recommend the Company or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                  LEGAL PROCEEDINGS
                  Various CIGNA entities are defendants in several proposed class action lawsuits brought in federal court against the managed care industry by physicians and members of health plans. The lawsuits allege violations under one or more of the Employment Retirement Income Security Act ("ERISA"), the Racketeer Influenced and Corrupt Organizations Act ("RICO") and various state laws. They challenge, in general terms, the mechanisms used by managed care companies in connection with the delivery of or payment for health care services. The complaints seek injunctive relief, unspecified damages (subject, in the case of RICO, to trebling) and attorneys' fees.

                  These federal cases against the Company are Shane v. Humana, Inc., et al. (CIGNA subsidiaries added as defendants in August 2000), Mangieri v. CIGNA Corporation (filed December 7, 1999 in the United States District Court for the Northern District of Alabama), and Pickney
                  v. CIGNA Corporation and CIGNA Health Corporation (filed November 22, 1999, in the United States District Court for the Southern District of Mississippi). Plaintiffs in the Shane and Mangieri cases are physicians, and in the Pickney case, a health plan subscriber. These cases were transferred to the United States District Court for the Southern District of Florida, along with other cases against other managed care companies and similar cases subsequently filed against the Company in other federal courts, for consolidated pretrial proceedings.

                  On September 26, 2002, the United States District Court for the Southern District of Florida denied class action certification to the health plan subscriber plaintiffs in the consolidated Pickney case, and certified a class of physician plaintiffs in the consolidated Shane and Mangieri cases. The U.S. Court of Appeals for the Eleventh Circuit has granted the defendant's request for review of the decision to certify the physician class. The plaintiff's request for reconsideration of the denial of class status to the subscriber class was denied by the district court, and the plaintiffs have not filed a request for appellate review of that decision.

                  CIGNA was also a defendant in similar state court cases. On March 29, 2001, a trial judge in Madison County, Illinois certified a class of providers in Kaiser and Corrigan v. CIGNA Corporation, et al., a case alleging breach of contract and seeking increased reimbursements. An Amended Complaint in Kaiser included federal claims under ERISA and RICO, and the case was removed to federal court, where a settlement agreement between the parties was filed on November 26, 2002. If approved by the United States District Court for the Southern District of Illinois, the agreement will encompass most of the claims brought on behalf of health care providers asserted in other state and federal jurisdictions, including the Shane and Mangieri cases.

                  The Department of Justice and Office of Inspector General of the Department of Health and Human Services investigated a subsidiary of CIGNA, Lovelace Health System, Inc. ("Lovelace") regarding Medicare cost reporting practices for the years 1990 through 1999. Medicare cost reports form the basis for reimbursements to Lovelace by the Centers for Medicare and Medicaid Services for Medicare covered services that Lovelace provides to eligible individuals. This matter was resolved on December 4, 2002 by a settlement agreement between the parties.

                  On October 25, 2002, the Securities and Exchange Commission notified CIGNA that it has opened an informal inquiry into matters relating to CIGNA.

                  Several purported class action lawsuits have been filed against CIGNA and certain of its officers by individuals who seek to represent a class of purchasers of CIGNA securities from May 2, 2001 to October 24, 2002. The complaints allege, among other things, that the defendants violated SEC Rule 10b-5 by [knowingly or recklessly] misleading CIGNA shareholders with respect to the company's performance since May of 2001. The complaints have been filed in the United States District Court for the Eastern District of Pennsylvania by the following individual plaintiffs on the dates indicated: Edward Kaminski (October 25, 2002); Jeffrey Lubin (October 29,
                  2002); Jean Mullin (October 29, 2002); Janis Dolan (October 31, 2002); Harvard Kolm (November 1, 2002); Joseph G. Blandford (December 6, 2002); and Jeremny Schiff (December 13, 2002). Plaintiffs seek compensatory damages and attorneys' fees.

                  On November 7, 2002, a purported shareholder derivative complaint nominally on behalf of CIGNA was filed in the United States District Court for the Eastern District of Pennsylvania by Evelyn Hobbs. The complaint alleges breaches of fiduciary duty by CIGNA's directors, including, among other things, their "failure to monitor, investigate and oversee Cigna's management information system" and seeks compensatory and punitive damages. A similar complaint, filed on November 19, 2002 in the New Castle County (Delaware) Chancery Court by Jack Scott has been dismissed by the plaintiff so it can be consolidated with the Hobbs case and the shareholder cases in the Eastern District of Pennsylvania.

                  CIGNA is routinely involved in numerous lawsuits and other legal matters arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. An increasing number of claims are being made for substantial non-economic, extra-contractual or punitive damages. The outcome of litigation and other legal matters is always uncertain, and outcomes not justified by the evidence can occur. CIGNA believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that one or more of the legal matters currently pending or threatened could result in losses material to CIGNA's consolidated results of operations, liquidity or financial condition.

                  EXPERTS
                  Legal matters in connection with the Policies described in this prospectus are being passed upon by Mark A. Parsons, Esq., Chief Counsel, CIGNA Retirement & Investment Services, 280 Trumbull Street, Hartford, CT 06103, in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in these matters.

                  REGISTRATION STATEMENT
                  We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered by way of this prospectus. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of terms thereof, reference is made to such instruments as filed.

                  FINANCIAL STATEMENTS
                  The consolidated balance sheets of the Company and its subsidiaries as of December 31, 2002 and 2001 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 2002, 2001, and 2000 may be found in the Statement of Additional Information. They should be considered only as bearing upon the ability of the Company to meet our obligations under the Policies.

                  The Statement of Assets and Liabilities of the Variable Account at December 31, 2002 and related Statements of Operations for the period ended December 31, 2002, 2001, and 2000 and Statements of Changes in Net Assets for the period ended December 31, 2002, 2001, and 2000 may also be found in the Statement of Additional Information The Variable Account commenced operations on December 24, 1996.

TECHNICAL TERMS

ACCUMULATION UNIT: A unit of measure used to calculate the value of a sub-account.

ACCUMULATION VALUE: The sum of your interest in the Fixed Account value (see page 19), your interest in the Variable Account value (see page 9), and the loan account value.

CORRIDOR DEATH BENEFIT: The death benefit calculated as a percentage of the accumulation value, rather than by reference to the specified amount, to satisfy the Internal Revenue Service definition of "life insurance".

GRACE PERIOD: The 61-day period following a monthly anniversary day on which a Policy's net accumulation value is insufficient to cover the current monthly deduction. We will send a notice at least 31 days before the end of the grace period that the Policy will lapse without value unless we receive a sufficient payment (described in the notification letter).

MONTHLY ANNIVERSARY DAY: The day of the month, as shown in the Policy Specifications, when we make the monthly deduction; or, if that day is not a valuation day or is nonexistent for that month, the next valuation day.

NET ACCUMULATION VALUE: The accumulation value less the loan account value.

SPECIFIED AMOUNT: The amount you choose which is used in determination of the death benefit and which you may increase or decrease as described in this prospectus. We exclude the additional insurance benefit from the specified amount when calculating charges and fees for the Policy and when calculating the target premium.

TARGET PREMIUM: The amount of premium on which we pay full commissions and deduct a higher premium charge. This amount is specified on the Policy Specifications page and varies based on the Insured's issue age, sex and specified amount and, if applicable, underwriting class. The premium charge applied to the premiums paid in the first ten policy years is higher on premium paid up to target premium and lower on premium paid above target premium.

VALUATION DAY: Every day on which accumulation units are valued. This will include any day on which the New York Stock Exchange is open, but not any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

VALUATION PERIOD: The period of time beginning on the day following the valuation day and ending on the next valuation day. A valuation period may be more than one day in length.

                   (THIS PAGE IS INTENTIONALLY LEFT BLANK)

A Statement of Additional Information is available from us without charge upon your request. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in those registration statements and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, The Woolworth Building, 233 Broadway, New York, NY and 175 W. Jackson Boulevard, Suite 900, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE To the extent and only to the extent that any statement in a document incorporated by reference into this Prospectus is modified or superseded by a statement in this Prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Prospectus. The Annual Report on Form 10-K for the year ended December 31, 2001 previously filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus. We will furnish you without charge a copy of any or all of the documents incorporated by reference in this Prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request.

HOW TO CONTACT US You can contact us by: calling our Corporate Variable Products Service Team at 1-860-534-4100 during our normal business hours, 8:00 a.m. EST to 5:00 p.m. EST, Monday through Friday or writing to us via regular mail at CIGNA, Corporate Variable Products Service Team, P.O. Box 2800, H141, Hartford, Connecticut 06104 OR for express mail CIGNA, Corporate Variable Products Service Team, 280 Trumbull Street, H14A, Hartford, Connecticut 06103 NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

STATEMENT OF ADDITIONAL INFORMATION

CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE AND CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE II

The variable investment options under the Policy are issued by CG Corporate Insurance Variable Life Separate Account 02 and Connecticut General Life Insurance Company. The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The assets supporting the Fixed Account are maintained in Connecticut General Life Insurance Company's General Account.

TABLE OF CONTENTS
General Information about Connecticut General Life Insurance Company.........................2
CG Corporate Insurance Variable Life Separate Account 02.....................................2
Principal Underwriter/Distributor............................................................2
Underwriting.................................................................................3
CG Corporate Insurance Variable Life Separate Account Financial Statements...................4
Connecticut General Life Insurance Company Consolidated Financial Statements.................5




-------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD
READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE POLICY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO
CONNECTICUT GENERAL LIFE INSURANCE COMPANY, 280 TRUMBULL STREET, H14A, HARTFORD, CT 06104, OR TELEPHONE 860-534-4100.
-------------------------------------------------------------------------------


Date of Prospectus: May 1, 2003                 Date of Statement of Additional
CVULI/CVULII - SAI (05/2003)                    Information: May 1, 2003

GENERAL INFORMATION ABOUT CONNECTICUT GENERAL LIFE INSURANCE COMPANY

The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

The Company's principal business mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-534-4100.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Under Connecticut law, the assets of the Variable Account attributable to the policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net assets value, and monies necessary to pay for deductions, charges, transfers, and surrenders from the Variable Account are raised by selling shares of funds at net issue value.

The Variable Account is registered with The Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account or our management, investment practices, or policies.

We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.


PRINCIPAL UNDERWRITER/DISTRIBUTOR - CIGNA FINANCIAL SERVICES


CIGNA Financial Services ("CFS") is the distributor and principal underwriter of the Policy described in the Prospectus and this Statement of Additional Information.

CFS's principal business address is 280 Trumbull Street, Hartford, Connecticut 06103. CFS is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). CFS is a Delaware corporation organzied in 1995.

The Policy is offered on a continuous basis. CFS enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Policy but are exempt from registration. Applications for the Policy are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, CFS may offer the Policy directly to potential purchasers.

Gross commissions paid by us on the sale of Policies are as follows:

FOR CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES:

Gross commissions paid by us on the sale of Policies will not exceed:

o First Policy Year: 40% of target premium, plus 3% of any premium payment in excess of target premium.

o Renewal: 3% of premium payments, plus 25% of any increase in target premium.

In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

FOR CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE II POLICIES:

Gross commissions paid by us on the sale of Policies will not exceed:

o First Policy Year: 45% of target premium, plus 3% of any premium payment in excess of target premium.

o Policy Years 2 through 10: 15% of target premium, plus 3% of any premium payment in excess of target premium.

o Renewal: 3% of premium payments, plus 25% of any increase in target premium.

In addition, we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

UNDERWRITING

We may underwrite amounts of insurance on any insured in excess of any guaranteed issue Amount to ascertain the insured's premium class.
Underwriting may be on a full or simplified basis. The monthly cost of insurance charge for an insured in a rated premium class may be assessed and flax extra monthly insurance charge or be modified by a risk factor.

Current Cost of Insurance rates are based on the attained age (nearest birthday), and premium class of the person. Guaranteed Cost of Insurance rates are based on the 1980 CSO Table B, smoker distinct.

If required by law, unisex rates will apply, and we will use a unisex variation of that table. If we use unisex rates, generally cost of insurance charges will increase for females and will decrease for males. Charges for substandard risk classes are based on a multiple of the table rates.

CG Corporate Insurance Variable Life Separate Account 02 Financial Statements

Connecticut General Life Insurance Company Consolidated Financial Statements

                            PART C: OTHER INFORMATION


This Post-Effective Amendment No. 13 to this registration statement comprises the following papers and documents:
         The facing sheet:
         Two prospectuses, each consisting of 32 pages;
         The fees and Charges Representation;
         The undertaking to file reports;
         The signatures and Power of Attorney;
         Opinion and consent of Mark A. Parsons, Esq.;

Item 27.  Exhibits

         Exhibit 1. Principal Underwriting Agreement between Connecticut General Life Insurance Company and CIGNA Financial Services, Inc. dated as of December 1, 1997.(5)
         Exhibit 2.   Fund Participation Agreements
                             Agreements between Connecticut General Life
                             Insurance Company and
                             (a) Alger American Fund(1)
                             (b) Fidelity Variable Products Fund(2)
                             (c) Fidelity Variable Products Fund II(2)
                             (d) MFS Variable Insurance Trust(2)
                             (e) OCC Accumulation Trust(2)
                             (f) Templeton Variable Product Series Fund(2)
                             (g) CIGNA Variable Products Group(3)
                             (h) Janus Aspen Series Trust(4)
                             (i) BT Insurance Funds Trust(6)
                             (j) Neuberger Berman Advisers Management Trust(8)
                             (k) Amendment to Templeton Variable Product
                                 Series Fund Participation Agreement
                                 (Exhibit 2(f)).(8)
                             (l) Goldman Sachs Variable Insurance Trust(9)
                             (m) PIMCO Variable Insurance Trust(9)
                             (n) Vanguard Variable Insurance Fund(9)
         Exhibit 3. Form LN621 - Flexible Premium Variable Life Insurance Policy(4)
         Exhibit 3.1. Form LR485 - Joint and Survivorship Benefit Rider(7)
         Exhibit 4. Certificate of Amendment of Certificate of Incorporation of Connecticut General Life Insurance Company, as filed March 23, 1999.(7)
         Exhibit 5. Certificate of By-laws of Connecticut General Life Insurance Company as amended July 30, 1998.(7)

                      (1) - Incorporated by reference to Post-Effective
                            Amendment No. 2 to Registration Statement on
                            Form S-6 (File No. 33-84426) filed by CG Variable Life Insurance Separate Account I on April 19, 1996.

                      (2) - Incorporated by reference to Post-Effective
                            Amendment No. 1 to Registration Statement on
                            Form S-6 (File No. 33-89238 filed by CG Variable Life Insurance Separate Account I on April 19, 1996.

                      (3) - Incorporated by reference to Post-Effective
                            Amendment No. 1 to this Registration Statement filed on April 22, 1997.

                      (4) - Incorporated by reference to Post-Effective
                            Amendment No. 2 to this Registration Statement filed on October 31, 1997.

                      (5) - Incorporated by reference to Post-Effective
                            Amendment No. 3 to this Registration Statement filed on December 29, 1997.

                      (6) - Incorporated by reference to Post-Effective
                            Amendment No. 6 to this Registration Statement filed on April 22, 1998.

                      (7) - Incorporated by reference to Post-Effective
                            Amendment No. 8 to this Registration Statement filed on April 20, 1999.

                      (8) - Incorporated by reference to Post-Effective
                            Amendment No. 9 to this Registration Statement filed on April 28, 2000.

                      (9) - Incorporated by reference to Post-Effective
                            Amendment No. 12 to this Registration Statement filed on August 21, 2002.

Item 28.  Directors and Officers of the Depositor

Directors and Officers of the Depositor are contained in Part A.

Item 29. Persons Controlled by or Under Common Control of the Depositor or the Registrant

Incorporated herein by reference to the Form 10-K Report, Commission File #1-8323, CIGNA Corporation February 28, 2002.

Item 30.  Indemnification

Indemnification of directors, officers, employees and agents of the Depositor is governed, effective January 1, 1997, by Sections 33-770 through 33-778 of the Connecticut Stock Corporation Act. ("Act"). The Act sets forth the fullest indemnification which a Connecticut corporation such as Depositor is permitted to provide. The Act also permits a corporation to purchase and maintain insurance with respect to liabilities asserted against or incurred by persons in the capacity or status of directors, officers, employees or agents regardless of whether direct indemnification by the corporation would be permitted. The Act allows a corporation to adopt provisions in its certificate of incorporation narrowing the scope of indemnification which would otherwise be permitted by the Act, and Depositor is currently considering amending its certificate of incorporation to provide for narrower indemnification. Until and unless such an amendment is adopted, Depositor is obligated to provide the fullest indemnification permitted by the Act, on condition that a determination has been made by Depositor's Board of Directors (or, in special circumstances, by shareholders or special legal counsel) that the person to be indemnified acted in good faith, reasonably believed his conduct was in the corporation's best interest, and had no reasonable cause to believe his conduct was unlawful.

Item 31.  Principal Underwriter

CIGNA Financial Services ("CFS") is the distributor and principal underwriter

Directors and Officers of Principal Underwriter

The following persons are Directors and Principal Officers of CIGNA Financial Services ("CFS"). The address of each is 280 Trumbull Street, Hartford, CT 06103

Name                    Positions and Offices with Principal Underwriter

John Y. Kim             Director, President
Mark A. Parsons         Director, Vice President
                        Chief Counsel
Bach Mai T. Thai        Vice President
                        Treasurer
Brian J. Coroso         Assistant Vice President
                        Assistant Treasurer
                        Compliance Officer
Monica J. Oswald        Assistant Vice President
Susan L. Cooper         Secretary
Gary R. Crawford        Chief Financial Officer
                        Assistant Treasurer
Bruce P. Chapin         Assistant Secretary
Pamela S. Williams      Assistant Secretary
Joy B. Erickson         Assistant Treasurer
                        Assistant Compliance Officer
Victor E. Saliterman    Director
Jean H. Walker          Director
Patrick E. Welch        Director

Item 32.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are maintained by Connecticut General Life Insurance Company at 280 Trumbull Street, Hartford, CT 06103

Item 33.  Management Services

All management policies are discussed in Part A or Part B.

Item 34.  Fee Representation

The Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to this Registration Statement (File No. 333-01741) has been signed below on February 4, 2003 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                  SIGNATURE                                                     TITLE
                  ---------                                                     -----
                                            *                          President and Director
---------------------------------------------                          (Principal Executive Officer)
         Patrick E. Welch

                                            *                          Assistant Vice President
---------------------------------------------                          (Principal Financial Officer)
         James Yablecki

                                            *                          Vice President
---------------------------------------------                          (Principal Accounting Officer)
         Michael J. Stephan

                                            *                          Senior Vice President and Director
---------------------------------------------                          (Chief Financial Officer)
         David M. Cordani

                                            *                          Director
---------------------------------------------
         Harold W. Albert

                                            *                          Director
---------------------------------------------
         John Cannon III

                                            *                          Director
---------------------------------------------
         Carol M. Olson

                                            *                          Director
---------------------------------------------
         Scott A. Storrer

                                            *                          Director
---------------------------------------------
         Richard H. Forde

                                            *                          Director
---------------------------------------------
         Mary E. O'Brien

                                            *                          Director
---------------------------------------------
         W. Allen Schaffer, M.D.

                                            *                          Director
---------------------------------------------
         Jean H. Walker

                                            *                          Director
---------------------------------------------
         David Marks


*By /s/ Douglas G. Russell                                             Senior Vice President
---------------------------------------------
              Douglas G. Russell
               Attorney-in-Fact
          (A Majority of the Directors)

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 13 to its Registration Statement on Form N-6 (File No. 333-01741) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut on the 3rd day of February, 2003.




         CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
         (REGISTRANT)


                  By /s/ Douglas G. Russell
                    ------------------------------------------
                    Douglas G. Russell
                    Senior Vice President
                    Connecticut General Life Insurance Company


         CONNECTICUT GENERAL LIFE INSURANCE COMPANY (DEPOSITOR)


                  By /s/ Douglas G. Russell
                    ------------------------------------------
                    Douglas G. Russell
                    Senior Vice President